QUARTERLY REPORT 2019

Tributary Funds
SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2019 (Unaudited)

SHORT-INTERMEDIATE BOND FUND

Principal Amount	Security Description	Value
Non-U.S. Government Agency Asset Backed Securities - 31.0%
Asset Backed Securities - 14.9%
$1,037,386	Ascentium Equipment Receivables Trust, 3.27%, 10/12/21 (a)	$1,043,429
531,727	Ascentium Equipment Receivables Trust, 2.29%, 06/10/21 (a)	532,104
512,255	Brazos Higher Education Authority, Inc. (USD 3 Month LIBOR + 0.85%), 2.79%, 07/25/29 (b)	513,442
449,699	Canadian Pacer Auto Receivables Trust, 2.05%, 03/19/21 (a)	449,662
1,330,000	Capital One Multi-Asset Execution Trust, 2.08%, 03/15/23	1,330,904
277,327	CCG Receivables Trust REMIC, 2.50%, 06/16/25 (a)	277,951
1,586,626	CCG Receivables Trust REMIC, 3.09%, 12/15/25 (a)	1,599,418
1,128,472	Cloud Pass-Through Trust, 3.55%, 12/05/22 (a)(c)	1,141,506
1,611,623	Commonbond Student Loan Trust, 3.87%, 02/25/46 (a)	1,649,346
1,500,000	DLL Securitization Trust, 2.08%, 02/21/23 (a)	1,496,772
579,400	Flagstar Mortgage Trust, 4.00%, 07/25/48 (a)(c)	579,345
292,100	Goal Capital Funding Trust (USD 3 Month LIBOR + 0.70%), 2.61%, 08/25/48 (a)(b)	290,149
1,252,169	Great American Auto Leasing, Inc., 2.97%, 06/15/21 (a)	1,257,218
1,850,000	GTE Auto Receivables Trust, 2.17%, 12/15/22 (a)	1,857,315
1,517,270	Honda Auto Receivables 2019-1 Owner Trust, 2.75%, 09/20/21	1,523,164
644,759	Missouri Higher Education Loan Authority (USD 1 Month LIBOR + 0.83%), 2.65%, 01/26/26 (b)	643,438
316,946	MMAF Equipment Finance, LLC, 2.57%, 06/09/33 (a)	317,153
1,355,000	MMAF Equipment Finance, LLC, 2.84%, 11/13/23 (a)	1,374,108
2,000,000	Pawnee Equipment Receivables, 2.29%, 10/15/24 (a)	1,991,907
605,566	Preferred Term Securities XII, Ltd./ Preferred Term Securities XII, Inc. (USD 3 Month LIBOR + 0.70%), 2.60%, 12/24/33 (a)(b)	600,782
154,720	Preferred Term Securities XII, Ltd./ Preferred Term Securities XII, Inc. (USD 3 Month LIBOR + 0.53%), 2.43%, 12/24/33 (a)(b)	152,655

Principal Amount	Security Description	Value
$939,735	SLM Student Loan Trust (USD 3 Month LIBOR + 1.00%), 2.94%, 10/25/21 (b)	$931,125
1,267,997	SLM Student Loan Trust (USD 3 Month LIBOR + 1.65%), 3.59%, 07/25/22 (b)	1,275,741
775,702	SLM Student Loan Trust (USD 3 Month LIBOR + 1.70%), 3.64%, 07/25/23 (b)	780,883
962,325	SLM Student Loan Trust (USD 3 Month LIBOR + 1.50%), 3.44%, 04/25/23 (b)	964,973
525,942	Social Professional Loan Program Trust, 2.64%, 08/25/47 (a)	526,716
950,000	Sofi Consumer Loan Program Trust, 3.35%, 04/26/27 (a)	955,708
19,043	Sofi Consumer Loan Program Trust, 2.93%, 04/26/27 (a)	19,049
1,295,586	SoFi Consumer Loan Program Trust, 2.77%, 05/25/26 (a)	1,300,057
1,000,000	Sofi Professional Loan Program Trust, 3.59%, 01/25/48 (a)	1,022,888
709,042	Stack Infrastructure Issuer, LLC, 4.54%, 02/25/44 (a)	741,940
633,175	Vantage Data Centers Issuer, LLC, 4.07%, 02/16/43 (a)	652,609
		29,793,457
Non-Agency Commercial Mortgage Backed Securities - 8.3%
1,630,000	BANK 2019-BNK16, 3.93%, 02/15/52	1,721,442
1,840,000	Barclays Commercial Mortgage Trust, 3.04%, 11/15/52	1,883,976
900,000	Cantor Commercial Real Estate Lending, 3.62%, 04/15/24	946,017
1,166,000	CFCRE Commercial Mortgage Trust, 3.37%, 06/15/50	1,207,169
1,690,893	Citigroup Commercial Mortgage Trust Interest Only REMIC, 1.77%, 09/10/45 (a)(c)	64,815
1,162,274	COMM Mortgage Trust Interest Only REMIC, 1.05%, 03/10/46 (c)	28,124
587,866	COMM Mortgage Trust REMIC, 3.39%, 08/10/47	600,996
1,265,000	Cosmopolitan Hotel Mortgage Trust REMIC (USD 1 Month LIBOR + 0.93%), 2.67%, 11/15/36 (a)(b)	1,265,018
36,413	DBUBS Mortgage Trust Interest Only REMIC, 0.29%, 08/10/44 (a)(c)	108
192,785,107	FREMF Mortgage Trust Interest Only, 0.10%, 08/25/44 (a)	234,080
4,263,564	GS Mortgage Securities Trust Interest Only REMIC, 1.33%, 08/10/44 (a)(c)	65,360

See accompanying Notes to Schedules of Portfolio Investments.

QUARTERLY REPORT 2019

Tributary Funds
SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2019 (Unaudited)

SHORT-INTERMEDIATE BOND FUND

Principal Amount	Security Description	Value
$1,150,000	Harvest Commercial Capital Loan Trust, 3.29%, 09/25/46 (a)(c)	$1,143,906
1,287,810	Key Commercial Mortgage Securities Trust, 2.66%, 06/15/52 (a)	1,287,740
242,119	LSTAR Commercial Mortgage Trust REMIC, 3.13%, 04/20/48 (a)(c)	242,046
423,435	LSTAR Commercial Mortgage Trust REMIC, 1.82%, 03/10/49 (a)	421,900
1,263,259	Morgan Stanley Bank of America Merrill Lynch Trust Interest Only REMIC, 0.98%, 12/15/48 (c)	29,852
1,291,492	Morgan Stanley Bank of America Merrill Lynch Trust REMIC, 3.48%, 06/15/47	1,322,776
1,365,966	Sutherland Commercial Mortgage Trust, 2.86%, 12/25/35 (a)(c)	1,365,468
589,207	Wells Fargo Commercial Mortgage Trust REMIC, 2.53%, 10/15/45	591,664
470,516	Wells Fargo Commercial Mortgage Trust REMIC, 2.97%, 09/15/48	470,938
121,560	Wells Fargo-RBS Commercial Mortgage Trust Interest Only REMIC, 0.78%, 02/15/44 (a)(c)	686
19,611	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 4.00%, 03/15/44 (a)	19,607
341,146	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 2.30%, 06/15/45	340,877
33,076	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 2.70%, 03/15/45	33,329
1,200,000	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 3.65%, 12/15/46	1,210,488
		16,498,382
Non-Agency Residential Mortgage Backed Securities - 7.8%
465,943	Asset Backed Securities Corp. Home Equity Loan Trust (USD 1 Month LIBOR + 0.80%), 2.59%, 07/25/35 (b)	466,162
326,960	Bayview Commercial Asset Trust REMIC (USD 1 Month LIBOR + 0.87%), 2.66%, 12/25/33 (a)(b)	322,163
400,338	Bayview Commercial Mortgage Pass- Through Trust REMIC (USD 1 Month LIBOR + 0.86%), 2.65%, 04/25/36 (a)(b)	400,236
1,096,661	Bayview Financial Acquisition Trust REMIC (USD 1 Month LIBOR + 2.33%), 4.13%, 05/28/44 (b)	1,096,453
486,843	Bayview Financial Acquisition Trust REMIC (USD 1 Month LIBOR + 2.10%), 3.90%, 04/28/39 (b)	487,109

Principal Amount	Security Description	Value
$154,347	Bayview Financial Acquisition Trust REMIC, 6.21%, 05/28/37 (d)	$153,993
592,428	Cascade Funding Mortgage Trust, 4.00%, 10/25/68 (a)(c)	607,495
1,041,116	Cascade Funding Mortgage Trust, 2.80%, 06/25/69 (a)(c)	1,041,917
2,147	Citicorp Residential Mortgage Trust REMIC, 5.14%, 07/25/36 (d)	2,161
954,865	Citigroup Mortgage Loan Trust, 3.50%, 01/25/66 (a)(c)	974,439
117,394	Citigroup Mortgage Loan Trust REMIC, 4.00%, 01/25/35 (a)(c)	121,060
425,740	Conseco Finance Corp. REMIC (USD 1 Month LIBOR + 2.75%), 4.49%, 04/15/32 (b)	427,855
1,203	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.00%, 08/25/20	1,064
159,521	Credit-Based Asset Servicing & Securitization, LLC REMIC (USD 1 Month LIBOR + 0.75%), 2.54%, 02/25/33 (b)	160,889
236,718	Credit-Based Asset Servicing & Securitization, LLC REMIC, 5.38%, 12/25/37 (a)(d)	239,266
1,298,893	EverBank Mortgage Loan Trust, 3.50%, 02/25/48 (a)(c)	1,317,514
404,386	Flagstar Mortgage Trust, 3.50%,
	10/25/47 (a)(c)	406,329
383,616	Goldman Sachs Alternative Mortgage Products Trust REMIC (USD 1 Month LIBOR + 0.50%), 2.29%, 05/25/36 (a)(b)	381,511
506,096	GSAMP Trust (USD 1 Month LIBOR + 0.52%), 2.31%, 01/25/35 (a)(b)	506,201
3,574	JPMorgan Mortgage Acquisition Trust REMIC (USD 1 Month LIBOR + 0.23%), 2.02%, 07/25/36 (b)	3,573
765,267	JPMorgan Mortgage Trust, 3.50%, 12/25/48 (a)(c)	774,822
56,597	New Residential Mortgage Loan Trust REMIC, 3.75%, 11/25/54 (a)(c)	58,351
127,812	New Residential Mortgage Loan Trust REMIC, 3.75%, 05/28/52 (a)(c)	131,933
181,925	New Residential Mortgage Loan Trust REMIC, 3.75%, 08/25/55 (a)(c)	187,748
97,734	NovaStar Home Equity Loan Trust REMIC (USD 1 Month LIBOR + 1.73%), 3.52%, 03/25/35 (b)	98,456
166,096	Oakwood Mortgage Investors, Inc. REMIC (USD 1 Month LIBOR + 0.38%), 2.11%, 03/15/21 (a)(b)	165,330

See accompanying Notes to Schedules of Portfolio Investments.

QUARTERLY REPORT 2019

Tributary Funds
SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2019 (Unaudited)

SHORT-INTERMEDIATE BOND FUND

Principal Amount	Security Description	Value
$160,203	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates REMIC (USD 1 Month LIBOR + 0.98%), 2.77%, 10/25/34 (b)	$160,631
11,679	Residential Accredit Loans, Inc. Trust REMIC (USD 1 Month LIBOR + 14.76%), 11.47%, 03/25/20 (b)	11,681
49,557	Residential Accredit Loans, Inc. Trust REMIC, 5.50%, 02/25/35	50,327
22,063	Residential Asset Securities Corp. Trust REMIC, 5.96%, 09/25/31 (c)	22,742
6,135	Residential Asset Securities Corp. Trust REMIC, 3.87%, 05/25/33 (c)	6,211
5,085	Residential Asset Securitization Trust REMIC, 3.75%, 10/25/21	5,059
62,137	Salomon Brothers Mortgage Securities, 6.93%, 08/25/28	62,435
386,998	Sequoia Mortgage Trust REMIC, 3.50%, 08/25/47 (a)(c)	387,946
1,299,663	Towd Point Mortgage Trust, 3.25%, 07/25/58 (a)(c)	1,326,170
448,844	Towd Point Mortgage Trust, 3.25%, 07/25/58 (a)(c)	457,159
1,003,352	Towd Point Mortgage Trust, 3.00%, 11/25/58 (a)(c)	1,007,812
158,383	Towd Point Mortgage Trust REMIC, 3.50%, 02/25/55 (a)(c)	159,816
336,931	Towd Point Mortgage Trust REMIC, 2.75%, 04/25/57 (a)(c)	339,089
1,099,258	Wells Fargo Mortgage Backed Securities REMIC, 3.50%, 07/25/47 (a)(c)	1,104,784
		15,635,892
Total Non-U.S. Government Agency Asset Backed Securities (Cost $61,775,762)		61,927,731
Corporate Bonds - 31.9%
Communication Services - 1.6%
1,965,000	AT&T, Inc. (USD 3 Month LIBOR + 1.18%), 3.07%, 06/12/24 (b)	1,999,096
1,100,000	Verizon Communications, Inc., 5.15%, 09/15/23	1,219,515
		3,218,611
Consumer Discretionary - 4.4%
800,000	AMC Networks, Inc., 4.75%, 12/15/22	807,000
1,740,000	Comcast Corp., 3.45%, 10/01/21	1,790,621
978,000	Dollar General Corp., 3.25%, 04/15/23	1,009,570
380,000	Hanesbrands, Inc., 4.63%, 05/15/24 (a)	400,740
380,000	Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp., 4.63%, 04/01/25	390,450
815,000	Levi Strauss & Co., 5.00%, 05/01/25	839,450

Principal Amount	Security Description	Value
$470,000	The Goodyear Tire & Rubber Co., 5.13%, 11/15/23	$478,042
1,774,000	ViacomCBS, Inc., 3.38%, 03/01/22	1,814,301
1,239,000	Whirlpool Corp., MTN, 3.70%, 03/01/23	1,290,548
		8,820,722
Consumer Staples - 2.6%
1,011,000	Church & Dwight Co., Inc., 2.88%, 10/01/22	1,029,454
82,000	Kraft Heinz Foods Co., 4.88%, 02/15/25 (a)	84,251
395,000	Land O'Lakes Capital Trust I, 7.45%, 03/15/28 (a)	443,387
2,005,000	Reckitt Benckiser Treasury Services PLC, 2.75%, 06/26/24 (a)	2,043,320
1,615,000	Walmart, Inc., 3.40%, 06/26/23	1,697,014
		5,297,426
Financials - 13.5%
670,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.50%, 01/15/25	690,149
1,965,000	Bank of America Corp., 2.88%, 04/24/23 (c)	1,998,992
475,000	CBRE Services, Inc., 5.25%, 03/15/25	534,101
1,229,000	Chubb INA Holdings, Inc., 2.30%, 11/03/20	1,233,297
1,935,000	Citigroup, Inc., 2.88%, 07/24/23 (c)	1,968,553
1,785,000	Hartford Financial Services Group, Inc., 5.50%, 03/30/20	1,800,022
1,797,000	Intercontinental Exchange, Inc., 4.00%, 10/15/23	1,917,062
1,880,000	JPMorgan Chase & Co., 3.25%, 09/23/22	1,944,112
1,865,000	KeyCorp, MTN, 2.90%, 09/15/20	1,877,384
835,000	Metropolitan Life Global Funding I, 3.60%, 01/11/24 (a)	882,837
1,935,000	Morgan Stanley, MTN, 2.63%, 11/17/21	1,957,614
1,480,000	Prudential Financial, Inc., MTN, 5.38%, 06/21/20	1,503,184
1,115,000	Regions Financial Corp., 3.80%, 08/14/23	1,179,596
1,090,000	The Charles Schwab Corp., 3.25%, 05/21/21	1,111,033
1,935,000	The Goldman Sachs Group, Inc. (USD 3 Month LIBOR + 1.11%), 3.05%, 04/26/22 (b)	1,954,411
1,130,000	Truist Financial Corp., MTN, 2.15%, 02/01/21	1,133,017
475,000	Truist Financial Corp., MTN, 3.20%, 09/03/21	484,006
1,601,000	Wells Fargo & Co., 3.75%, 01/24/24	1,690,994

See accompanying Notes to Schedules of Portfolio Investments.

QUARTERLY REPORT 2019

Tributary Funds
SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2019 (Unaudited)

SHORT-INTERMEDIATE BOND FUND

Principal Amount	Security Description	Value
$864,000	Wells Fargo & Co., Series K (callable at 100 beginning 03/15/20), 5.66%, 03/15/49 (c)(e)	$874,800
		26,735,164
Industrials - 5.8%
2,595,000	BMW Finance NV, 2.40%, 08/14/24 (a)	2,604,050
1,990,000	Huntington Ingalls Industries, Inc., 5.00%, 11/15/25 (a)	2,079,550
1,907,000	Roper Technologies, Inc., 2.80%, 12/15/21	1,934,845
1,805,000	Textron, Inc., 3.65%, 03/01/21	1,837,533
1,170,000	TTX Co., 3.60%, 01/15/25 (a)	1,232,763
545,000	Union Pacific Corp., 3.20%, 06/08/21	555,322
995,000	Volkswagen Group of America Finance, LLC, 4.25%, 11/13/23 (a)	1,059,588
400,000	Waste Management, Inc., 2.95%, 06/15/24	413,037
		11,716,688
Information Technology - 2.9%
1,928,000	eBay, Inc., 2.75%, 01/30/23	1,954,623
1,615,000	Harman International Industries, Inc., 4.15%, 05/15/25	1,720,381
1,907,000	QUALCOMM, Inc., 2.90%, 05/20/24	1,970,487
		5,645,491
Materials - 0.6%
1,172,000	Albemarle Corp., 4.15%, 12/01/24	1,255,085
Real Estate - 0.5%
1,015,000	National Retail Properties, Inc., 3.80%, 10/15/22	1,056,049
Total Corporate Bonds (Cost $62,360,598)		63,745,236
Government & Agency Obligations - 35.4%
GOVERNMENT SECURITIES - 28.7%
Municipals - 0.3%
500,000	City of Bellevue NE, Nebraska GO, 2.95%, 12/15/21	501,235
Treasury Inflation Index Securities - 0.9%
1,860,258	U.S. Treasury Inflation Indexed Bonds, 0.13%, 04/15/22 (f)	1,859,605
U.S. Treasury Securities - 27.5%
7,310,000	U.S. Treasury Note, 1.13%, 03/31/20	7,300,291
18,975,000	U.S. Treasury Note, 2.00%, 02/28/21	19,050,609
20,845,000	U.S. Treasury Note, 1.63%, 11/15/22	20,848,904
6,380,000	U.S. Treasury Note, 2.75%, 11/15/23	6,635,352
1,130,000	U.S. Treasury Note, 2.13%, 05/15/25	1,152,130
		54,987,286
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 6.7%
Federal Home Loan Mortgage Corp. - 2.5%
1,550,000	Federal Home Loan Mortgage Corp., 2.11%, 12/15/25	1,556,417

Principal Amount	Security Description	Value
$571,460	Federal Home Loan Mortgage Corp. Interest Only REMIC, 4.00%, 09/15/45	$102,035
369,253	Federal Home Loan Mortgage Corp. Interest Only REMIC, 4.00%, 11/15/43	50,614
241,327	Federal Home Loan Mortgage Corp. Interest Only REMIC, 4.00%, 08/15/45	40,722
2,575	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 03/15/20	2,578
261,727	Federal Home Loan Mortgage Corp. REMIC, 2.25%, 03/15/30	262,889
707,123	Federal Home Loan Mortgage Corp. REMIC, 3.00%, 09/15/37	719,217
379,575	Federal Home Loan Mortgage Corp. REMIC, 3.00%, 04/15/37	382,619
962,137	Federal Home Loan Mortgage Corp. REMIC, 3.50%, 06/15/50	992,755
302,224	Federal Whole Loan Securities Trust, 3.50%, 05/25/47	305,173
565,554	FRESB Mortgage Trust, 2.16%, 04/25/22 (c)	567,887
		4,982,906
Federal National Mortgage Association - 1.4%
1,654,802	Federal National Mortgage Association, 4.00%, 08/25/42	1,707,564
348,828	Federal National Mortgage Association #AJ4087, 3.00%, 10/01/26	357,630
1,549,462	Federal National Mortgage Association Interest Only, 0.71%, 02/25/22 (c)	16,662
1,725,855	Federal National Mortgage Association Interest Only, 0.23%, 01/25/22 (c)	9,566
2,422,981	Federal National Mortgage Association Interest Only, 0.39%, 07/25/22 (c)	16,901
460,491	Federal National Mortgage Association Interest Only, 2.65%, 01/25/39 (c)	35,874
51,763	Federal National Mortgage Association REMIC, 4.00%, 02/25/26	52,784
280	Federal National Mortgage Association REMIC, 4.00%, 07/25/21	279
260,881	Federal National Mortgage Association REMIC, 3.50%, 05/25/41	267,685
279,557	Federal National Mortgage Association REMIC, 2.50%, 09/25/39	281,145
		2,746,090
Government National Mortgage Association - 2.8%
1,449,903	Government National Mortgage Association #511039, 6.30%, 12/15/40	1,450,731

See accompanying Notes to Schedules of Portfolio Investments.

QUARTERLY REPORT 2019

Tributary Funds
SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2019 (Unaudited)

SHORT-INTERMEDIATE BOND FUND

Principal Amount	Security Description	Value
$132,347	Government National Mortgage Association #559205, 7.25%, 09/15/31	$132,513
173,948	Government National Mortgage Association #559220, 7.00%, 01/15/33	174,165
119,189	Government National Mortgage Association #610022, 5.60%, 08/15/34	119,322
371,199	Government National Mortgage Association #632798, 5.13%, 11/15/34	371,633
1,119,577	Government National Mortgage Association #675589, 7.13%, 04/15/35	1,146,525
875,522	Government National Mortgage Association REMIC, 5.50%, 07/16/34	972,757
44,971	Government National Mortgage Association REMIC, 3.47%, 10/16/44 (c)	44,934
892,540	Government National Mortgage Association REMIC, 3.25%, 11/16/52 (c)	901,703
207,560	Government National Mortgage Association REMIC, 2.67%, 02/16/44	207,508
1,211	Government National Mortgage Association REMIC #751404, 5.03%, 06/20/61 (c)	1,244
		5,523,035
Total Government & Agency Obligations (Cost $70,027,086)		70,600,157

Shares	Security Description	Value
Preferred Stocks - 0.3%
Financials - 0.3%
550	U.S. Bancorp, Series A (USD 3 Month LIBOR + 1.02%) (callable at 1,000 beginning 01/30/20), 8.94% (b)(e)	484,000
Total Preferred Stocks (Cost $564,327)		484,000
Short-Term Investments - 1.1%
Investment Company - 1.1%
2,236,265	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 1.52% (g)	2,236,265
Total Short-Term Investments (Cost $2,236,265)		2,236,265
Investments, at value - 99.7% (Cost $196,964,038)		198,993,389
Other assets in excess of liabilities - 0.3%		654,611
NET ASSETS - 100.0%		$199,648,000

(a)	144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of December 31, 2019, the aggregate value of these liquid securities were $51,190,098 or 25.6% of net assets.
(b)	Floating rate security. Rate presented is as of December 31, 2019.
(c)	Variable or adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of December 31, 2019.
(d)	Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of December 31, 2019.
(e)	Perpetual maturity security.
(f)	U.S. Treasury inflation indexed security, par amount is adjusted for inflation.
(g)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

GO	General Obligation
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
MTN	Medium Term Note
PLC	Public Limited Company
RB	Revenue Bond
REMIC	Real Estate Mortgage Investment Conduit

See accompanying Notes to Schedules of Portfolio Investments.

QUARTERLY REPORT 2019

Tributary Funds
SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2019 (Unaudited)

INCOME FUND

Principal Amount	Security Description	Value
Non-U.S. Government Agency Asset Backed Securities - 22.6%
Asset Backed Securities - 5.8%
$1,455,000	Cabela's Credit Card Master Note Trust, 2.71%, 02/17/26 (a)	$1,478,571
552,802	Preferred Term Securities XII, Ltd./ Preferred Term Securities XII, Inc. (USD 3 Month LIBOR + 0.70%), 2.60%, 12/24/33 (a)(b)	548,435
2,072,601	Seasoned Credit Risk Transfer Trust, 3.50%, 03/25/58	2,146,171
1,143,593	SLM Student Loan Trust (USD 3 Month LIBOR + 1.00%), 2.94%, 10/25/21 (b)	1,133,115
1,715,193	SLM Student Loan Trust (USD 3 Month LIBOR + 1.65%), 3.59%, 07/25/22 (b)	1,725,668
446,703	SLM Student Loan Trust (USD 3 Month LIBOR + 1.50%), 3.44%, 04/25/23 (b)	447,932
893,493	Social Professional Loan Program, 2.34%, 04/25/33 (a)	893,624
807,552	Social Professional Loan Program, 2.49%, 01/25/36 (a)	807,383
875,000	Sofi Consumer Loan Program Trust, 3.35%, 04/26/27 (a)	880,257
326,438	SoFi Consumer Loan Program Trust, 2.77%, 05/25/26 (a)	327,564
249,287	SoFi Consumer Loan Program Trust, 2.50%, 05/26/26 (a)	249,679
674,333	Stack Infrastructure Issuer, LLC, 4.54%, 02/25/44 (a)	705,622
829,508	Vantage Data Centers Issuer, LLC, 4.07%, 02/16/43 (a)	854,968
		12,198,989
Non-Agency Commercial Mortgage Backed Securities - 8.3%
1,200,000	American Tower Trust #1, 3.07%, 03/15/23 (a)	1,215,099
905,000	BANK 2019-BNK16, 3.90%, 02/15/52	978,941
960,000	CD Commercial Mortgage Trust, 4.21%, 08/15/51	1,048,202
556,971	CFCRE Commercial Mortgage Trust REMIC, 3.83%, 12/15/47	569,016
2,566,750	Citigroup Commercial Mortgage Trust Interest Only REMIC, 1.77%, 09/10/45 (a)(c)	98,388
1,162,274	COMM Mortgage Trust Interest Only REMIC, 1.05%, 03/10/46 (c)	28,124
1,620,000	Cosmopolitan Hotel Mortgage Trust REMIC (USD 1 Month LIBOR + 0.93%), 2.67%, 11/15/36 (a)(b)	1,620,023

Principal Amount	Security Description	Value
$36,413	DBUBS Mortgage Trust Interest Only REMIC, 0.29%, 08/10/44 (a)(c)	$108
205,392,913	FREMF Mortgage Trust Interest Only, 0.10%, 08/25/44 (a)	249,388
6,457,923	GS Mortgage Securities Trust Interest Only REMIC, 1.33%, 08/10/44 (a)(c)	98,999
1,575,000	Hudson Yards Mortgage Trust, 3.23%, 07/10/39 (a)	1,628,217
465,613	LSTAR Commercial Mortgage Trust REMIC, 3.13%, 04/20/48 (a)(c)	465,472
975,000	Morgan Stanley Capital I Trust, 3.30%, 06/15/50	1,006,972
1,050,000	Seasoned Loans Structured Transaction Trust, 2.75%, 09/25/29	1,047,746
500,000	Seasoned Loans Structured Transaction Trust, 2.75%, 11/25/29 (d)	505,116
1,441,853	Sutherland Commercial Mortgage Trust, 2.86%, 12/25/35 (a)(c)	1,441,328
830,000	UBS Commercial Mortgage Trust, 4.19%, 08/15/51	901,128
1,575,000	UBS Commercial Mortgage Trust, 2.99%, 12/15/52	1,609,962
834,455	Wells Fargo Commercial Mortgage Trust Interest Only REMIC, 1.76%, 10/15/45 (a)(c)	32,713
449,352	Wells Fargo Commercial Mortgage Trust REMIC, 2.53%, 10/15/45	451,226
2,667,542	Wells Fargo-RBS Commercial Mortgage Trust Interest Only REMIC, 1.90%, 11/15/45 (a)(c)	114,180
634,784	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 2.63%, 03/15/45	639,265
1,735,000	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 3.65%, 12/15/46	1,750,164
		17,499,777
Non-Agency Residential Mortgage Backed Securities - 8.5%
386,998	Bayview Commercial Asset Trust REMIC (USD 1 Month LIBOR + 0.87%), 2.66%, 12/25/33 (a)(b)	381,320
597,435	Bayview Financial Acquisition Trust REMIC (USD 1 Month LIBOR + 2.33%), 4.13%, 05/28/44 (b)	597,322
630,575	Bayview Financial Acquisition Trust REMIC (USD 1 Month LIBOR + 1.88%), 3.68%, 08/28/44 (b)	634,487
545,264	Bayview Financial Acquisition Trust REMIC (USD 1 Month LIBOR + 2.10%), 3.90%, 04/28/39 (b)	545,562
2,573	Citicorp Residential Mortgage Trust REMIC, 5.14%, 07/25/36 (e)	2,589

See accompanying Notes to Schedules of Portfolio Investments.

QUARTERLY REPORT 2019

Tributary Funds
SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2019 (Unaudited)

INCOME FUND

Principal Amount	Security Description	Value
$1,030,365	Citigroup Mortgage Loan Trust, 3.50%, 01/25/66 (a)(c)	$1,051,488
810,302	Citigroup Mortgage Loan Trust REMIC, 4.00%, 01/25/35 (a)(c)	835,611
188,449	Citigroup Mortgage Loan Trust, Inc. REMIC, 6.50%, 07/25/34	205,004
26,372	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.75%, 04/25/33	27,103
1,203	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.00%, 08/25/20	1,064
159,521	Credit-Based Asset Servicing & Securitization, LLC REMIC (USD 1 Month LIBOR + 0.75%), 2.54%, 02/25/33 (b)	160,889
211,801	Credit-Based Asset Servicing & Securitization, LLC REMIC, 5.38%, 12/25/37 (a)(e)	214,080
549,584	CSMLT Trust, 3.00%, 10/25/30 (a)(c)	555,094
1,060,634	EverBank Mortgage Loan Trust, 3.50%, 02/25/48 (a)(c)	1,075,840
531,944	Flagstar Mortgage Trust, 3.50%, 10/25/47 (a)(c)	534,500
276,523	Goldman Sachs Alternative Mortgage Products Trust REMIC (USD 1 Month LIBOR + 0.50%), 2.29%, 05/25/36 (a)(b)	275,006
3,659	JPMorgan Mortgage Acquisition Trust REMIC (USD 1 Month LIBOR + 0.23%), 2.02%, 07/25/36 (b)	3,658
926,376	JPMorgan Mortgage Trust, 3.50%, 12/25/48 (a)(c)	937,943
526,147	JPMorgan Mortgage Trust, 3.50%, 12/25/48 (a)(c)	528,898
459,850	Mill City Mortgage Loan Trust, 2.75%, 11/25/58 (a)(c)	460,598
663,186	New Residential Mortgage Loan Trust, 4.00%, 12/25/57 (a)(c)	687,080
312,165	New Residential Mortgage Loan Trust REMIC, 3.75%, 11/25/54 (a)(c)	321,838
325,339	New Residential Mortgage Loan Trust REMIC, 3.75%, 05/28/52 (a)(c)	335,830
648,348	New Residential Mortgage Loan Trust REMIC, 3.75%, 08/25/55 (a)(c)	669,102
115,885	NovaStar Home Equity Loan Trust REMIC (USD 1 Month LIBOR + 1.73%), 3.52%, 03/25/35 (b)	116,741
13,711	Residential Accredit Loans, Inc. Trust REMIC (USD 1 Month LIBOR + 14.76%), 11.47%, 03/25/20 (b)	13,715

Principal Amount	Security Description	Value
$33,384	Residential Accredit Loans, Inc. Trust REMIC, 5.50%, 02/25/35	$33,902
18,533	Residential Asset Securities Corp. Trust REMIC, 5.96%, 09/25/31 (c)	19,103
209,253	Salomon Brothers Mortgage Securities, 6.93%, 08/25/28	210,258
808,377	Seasoned Credit Risk Transfer Trust, 2.75%, 05/25/57 (e)	823,043
940,326	Sequoia Mortgage Trust REMIC, 3.50%, 03/25/48 (a)(c)	950,948
655,584	Sequoia Mortgage Trust REMIC, 3.50%, 05/25/48 (a)(c)	663,343
927,516	Sequoia Mortgage Trust REMIC, 3.00%, 11/25/30 (a)(c)	943,132
592,522	Sequoia Mortgage Trust REMIC, 3.50%, 08/25/47 (a)(c)	593,974
493,257	Towd Point Mortgage Trust REMIC, 3.50%, 02/25/55 (a)(c)	497,720
445,658	Towd Point Mortgage Trust REMIC, 2.75%, 10/25/56 (a)(c)	448,586
470,136	Towd Point Mortgage Trust REMIC, 2.75%, 04/25/57 (a)(c)	473,147
1,007,208	Wells Fargo Mortgage Backed Securities, 3.50%, 07/25/47 (a)(c)	1,019,784
		17,849,302
Total Non-U.S. Government Agency Asset Backed Securities (Cost $47,110,898)		47,548,068
Corporate Bonds - 29.3%
Communication Services - 1.4%
1,180,000	AT&T, Inc., 5.15%, 03/15/42	1,375,219
1,264,000	Verizon Communications, Inc., 4.27%, 01/15/36	1,427,197
		2,802,416
Consumer Discretionary - 5.0%
1,010,000	AMC Networks, Inc., 4.75%, 12/15/22	1,018,838
470,000	Comcast Corp., 4.15%, 10/15/28	528,696
770,000	Comcast Corp., Class A, 3.30%, 02/01/27	814,819
649,000	Dollar General Corp., 3.25%, 04/15/23	669,950
700,000	Hanesbrands, Inc., 4.63%, 05/15/24 (a)	738,206
580,000	Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp., 4.63%, 04/01/25	595,950
920,000	Levi Strauss & Co., 5.00%, 05/01/25	947,600
615,000	Newell Brands, Inc., 4.00%, 06/15/22	632,536
410,000	Newell Brands, Inc., 4.20%, 04/01/26	427,127
1,110,000	NIKE, Inc., 3.88%, 11/01/45	1,257,786
860,000	The Goodyear Tire & Rubber Co., 5.13%, 11/15/23	874,715
1,197,000	The Walt Disney Co., Class E, 4.13%, 12/01/41	1,371,597

See accompanying Notes to Schedules of Portfolio Investments.

QUARTERLY REPORT 2019

Tributary Funds
SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2019 (Unaudited)

INCOME FUND

Principal Amount	Security Description	Value
$1,065,000	Whirlpool Corp., 4.70%, 06/01/22	$1,126,346
		11,004,166
Consumer Staples - 2.1%
1,100,000	Church & Dwight Co., Inc., 2.88%, 10/01/22	1,120,078
530,000	Land O'Lakes Capital Trust I, 7.45%, 03/15/28 (a)	594,925
1,365,000	Reckitt Benckiser Treasury Services PLC, 3.00%, 06/26/27 (a)	1,397,310
1,065,000	Walmart, Inc., 3.70%, 06/26/28	1,173,473
		4,285,786
Financials - 10.6%
1,235,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.50%, 01/15/25	1,272,140
1,360,000	Bank of America Corp., MTN, 3.56%, 04/23/27 (c)	1,436,358
1,115,000	CBRE Services, Inc., 5.25%, 03/15/25	1,253,731
1,318,000	Citigroup, Inc., 3.89%, 01/10/28 (c)	1,418,721
1,120,000	CME Group, Inc., 3.00%, 03/15/25	1,162,563
494,000	Crown Castle International Corp., 4.88%, 04/15/22	523,121
1,074,000	Hartford Financial Services Group, Inc., 5.50%, 03/30/20	1,083,038
1,105,000	Intercontinental Exchange, Inc., 4.25%, 09/21/48	1,307,938
1,360,000	JPMorgan Chase & Co., 3.20%, 06/15/26	1,419,540
555,000	KeyCorp, MTN, 2.90%, 09/15/20	558,685
785,000	Metropolitan Life Global Funding I, 3.60%, 01/11/24 (a)	829,972
1,290,000	Morgan Stanley, GMTN, 3.75%, 02/25/23	1,350,575
1,355,000	Regions Financial Corp., 3.80%, 08/14/23	1,433,500
1,265,000	The Charles Schwab Corp., 3.85%, 05/21/25	1,369,498
1,097,000	The Chubb Corp., 6.80%, 11/15/31	1,505,155
1,335,000	The Goldman Sachs Group, Inc., 3.85%, 01/26/27	1,419,801
1,320,000	U.S. Bancorp, Series J (callable at 100 beginning 04/15/27), 5.30%, 10/15/49 (c)(f)	1,456,950
1,425,000	Wells Fargo & Co., 3.00%, 04/22/26	1,463,802
		22,265,088
Health Care - 0.6%
1,109,000	Becton Dickinson and Co., 3.73%, 12/15/24	1,174,681
Industrials - 4.5%
1,365,000	BMW Finance NV, 2.85%, 08/14/29 (a)	1,382,354
1,200,000	Burlington Northern Santa Fe, LLC, 4.55%, 09/01/44	1,426,616

Principal Amount	Security Description	Value
$1,284,000	Huntington Ingalls Industries, Inc., 5.00%, 11/15/25 (a)	$1,341,780
1,132,000	Raytheon Co., 4.88%, 10/15/40	1,415,565
1,123,000	Textron, Inc., 3.65%, 03/01/21	1,143,241
645,000	TTX Co., 4.60%, 02/01/49 (a)	784,166
792,000	Volkswagen Group of America Finance, LLC, 4.25%, 11/13/23 (a)	843,411
1,025,000	Waste Management, Inc., 3.90%, 03/01/35	1,127,577
		9,464,710
Information Technology - 2.5%
1,295,000	Applied Materials, Inc., 3.30%, 04/01/27	1,371,872
1,108,000	eBay, Inc., 3.60%, 06/05/27	1,160,637
1,331,000	Harman International Industries, Inc., 4.15%, 05/15/25	1,417,850
1,235,000	QUALCOMM, Inc., 4.30%, 05/20/47	1,412,457
		5,362,816
Materials - 1.2%
1,311,000	Albemarle Corp., 5.45%, 12/01/44	1,499,437
959,000	The Mosaic Co., 5.45%, 11/15/33	1,086,760
		2,586,197
Real Estate - 0.7%
1,255,000	National Retail Properties, Inc., 4.30%, 10/15/28	1,387,230
Utilities - 0.7%
1,014,000	PacifiCorp, 6.25%, 10/15/37	1,419,580
Total Corporate Bonds (Cost $57,923,671)		61,752,670
Government & Agency Obligations - 46.2%
GOVERNMENT SECURITIES - 18.5%
Municipals - 1.8%
500,000	City of Bellevue NE, Nebraska GO, 2.95%, 12/15/21	501,235
295,859	Florida Housing Finance Corp., Florida RB FHLMC, 3.00%, 01/01/36	299,300
530,000	New York City Transitional Finance Authority Future Tax Secured Revenue, New York RB, 5.77%, 08/01/36	658,430
340,000	New York City Water & Sewer System, New York RB, 5.72%, 06/15/42	479,465
290,000	New York State Urban Development Corp., New York RB, 5.77%, 03/15/39	351,697
225,000	State of Connecticut, Connecticut GO, 4.95%, 12/01/20	230,798
225,000	State of Connecticut, Connecticut GO, 5.63%, 12/01/29	273,197
420,000	West Haymarket Joint Public Agency, Nebraska GO, 2.60%, 12/15/31	417,098

See accompanying Notes to Schedules of Portfolio Investments.

QUARTERLY REPORT 2019

Tributary Funds
SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2019 (Unaudited)

INCOME FUND

Principal Amount	Security Description	Value
$410,000	West Haymarket Joint Public Agency, Nebraska GO, 6.00%, 12/15/39	$568,891
		3,780,111
Treasury Inflation Index Securities - 1.8%
2,745,211	U.S. Treasury Inflation Indexed Bond, 1.75%, 01/15/28 (g)	3,035,612
738,577	U.S. Treasury Inflation Indexed Note, 0.13%, 01/15/22 (g)	738,646
		3,774,258
U.S. Treasury Securities - 14.9%
3,005,000	U.S. Treasury Bond, 5.38%, 02/15/31	4,029,831
1,530,000	U.S. Treasury Bond, 4.75%, 02/15/37	2,103,031
10,460,000	U.S. Treasury Bond, 3.63%, 08/15/43	12,812,070
955,000	U.S. Treasury Note, 1.63%, 11/15/22	955,179
10,395,000	U.S. Treasury Note, 2.13%, 05/15/25	10,598,573
910,000	U.S. Treasury Note, 2.25%, 02/15/27	934,431
		31,433,115
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 27.7%
Federal Home Loan Mortgage Corp. - 11.2%
1,350,000	Federal Home Loan Mortgage Corp., 3.46%, 11/25/32	1,443,713
1,050,424	Federal Home Loan Mortgage Corp., 4.00%, 04/15/51	1,100,342
930,000	Federal Home Loan Mortgage Corp., 3.78%, 10/25/28 (c)	1,019,398
29,019	Federal Home Loan Mortgage Corp. #G14820, 3.50%, 12/01/26	30,079
1,950,081	Federal Home Loan Mortgage Corp. #SB8006, 3.00%, 09/01/34	1,998,577
379,175	Federal Home Loan Mortgage Corp. #ZA2187, 4.50%, 11/01/30	405,748
332,066	Federal Home Loan Mortgage Corp. #ZA2216, 4.50%, 08/01/31	356,843
1,937,251	Federal Home Loan Mortgage Corp. #ZA4245, 3.00%, 07/01/43	1,993,871
651,495	Federal Home Loan Mortgage Corp. #ZJ1008, 4.50%, 01/01/41	707,472
980,656	Federal Home Loan Mortgage Corp. #ZS4007, 4.00%, 10/01/44	1,049,816
1,665,326	Federal Home Loan Mortgage Corp. #ZS9566, 4.00%, 12/01/45	1,789,466
1,406,671	Federal Home Loan Mortgage Corp. Interest Only REMIC, 4.00%, 09/15/45	251,164
717,534	Federal Home Loan Mortgage Corp. REMIC, 4.50%, 07/15/41	770,518
1,515,962	Federal Home Loan Mortgage Corp. REMIC, 3.00%, 10/15/41	1,534,517
24,867	Federal Home Loan Mortgage Corp. REMIC, 4.50%, 06/15/21	24,977
193,385	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 06/15/37	195,573

Principal Amount	Security Description	Value
$660,125	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 03/15/40	$680,013
204,922	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 02/15/39	208,860
308,150	Federal Home Loan Mortgage Corp. REMIC, 3.50%, 06/15/50	317,956
425,484	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 04/15/41	437,017
270,092	Federal Home Loan Mortgage Corp. REMIC, 3.50%, 11/15/42	278,045
971,295	Federal Home Loan Mortgage Corp. REMIC, 3.50%, 07/15/42	1,007,439
1,482,028	Federal Home Loan Mortgage Corp. REMIC, 3.00%, 01/15/55	1,532,362
572,506	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 03/15/43	595,223
960,000	Federal Home Loan Mortgage Corp. REMIC, 3.50%, 06/15/37	1,020,104
503,555	FRESB Mortgage Trust, 3.70%, 10/25/28 (c)	538,651
1,397,589	Seasoned Credit Risk Transfer Trust, 4.50%, 06/25/57	1,493,487
758,338	Seasoned Credit Risk Transfer Trust, 3.25%, 07/25/56 (e)	779,182
		23,560,413
Federal National Mortgage Association - 14.0%
20,459	Federal National Mortgage Association #679256, 7.50%, 08/01/22	20,574
176,391	Federal National Mortgage Association #725705, 5.00%, 08/01/34	194,408
171,888	Federal National Mortgage Association #890310, 4.50%, 12/01/40	186,579
14,744	Federal National Mortgage Association #933279, 5.50%, 08/01/37	15,855
24,171	Federal National Mortgage Association #AA5564, 4.00%, 06/01/24	25,198
136,031	Federal National Mortgage Association #AA7002, 4.50%, 06/01/39	147,996
693,611	Federal National Mortgage Association #AB9814, 3.00%, 07/01/43	713,916
46,200	Federal National Mortgage Association #AC0559, 4.00%, 10/01/24	48,194
281,706	Federal National Mortgage Association #AD0575, 4.50%, 01/01/40	310,797
53,382	Federal National Mortgage Association #AE0336, 6.00%, 09/01/38	61,212
656,090	Federal National Mortgage Association #AL0240, 4.00%, 04/01/41	703,846
191,657	Federal National Mortgage Association #AL2382, 4.00%, 02/01/42	207,346
293,470	Federal National Mortgage Association #AL5404, 4.16%, 08/01/21	299,853

See accompanying Notes to Schedules of Portfolio Investments.

QUARTERLY REPORT 2019

Tributary Funds
SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2019 (Unaudited)

INCOME FUND

Principal Amount	Security Description	Value
$895,998	Federal National Mortgage Association #AL9970, 3.41%, 02/01/27	$954,162
2,177,123	Federal National Mortgage Association #AM2127, 3.31%, 01/01/33	2,280,711
1,320,117	Federal National Mortgage Association #AM2922, 3.75%, 04/01/43	1,371,685
882,705	Federal National Mortgage Association #AS0784, 4.00%, 10/01/43	941,807
983,201	Federal National Mortgage Association #AS3175, 4.50%, 08/01/44	1,079,588
1,750,926	Federal National Mortgage Association #AS3909, 4.00%, 11/01/44	1,874,383
672,002	Federal National Mortgage Association #AS5235, 3.50%, 06/01/45	690,255
2,569,395	Federal National Mortgage Association #AS6994, 4.00%, 04/01/46	2,718,227
1,264,179	Federal National Mortgage Association #BH9216, 4.00%, 01/01/48	1,347,785
904,217	Federal National Mortgage Association #CA0684, 3.50%, 11/01/47	954,377
940,366	Federal National Mortgage Association #MA3384, 4.00%, 06/01/48	981,291
1,210,884	Federal National Mortgage Association Interest Only, 0.71%, 02/25/22 (c)	13,021
3,499,862	Federal National Mortgage Association Interest Only, 0.39%, 07/25/22 (c)	24,412
715,231	Federal National Mortgage Association Interest Only, 2.65%, 01/25/39 (c)	55,719
1,975,000	Federal National Mortgage Association Interest Only #AM7762, 3.49%, 01/01/35	2,066,924
710,000	Federal National Mortgage Association REMIC, 3.50%, 12/25/37	732,065
999,078	Federal National Mortgage Association REMIC, 4.01%, 04/25/29 (c)	1,080,034
235,880	Federal National Mortgage Association REMIC, 3.50%, 05/25/41	242,032
403,814	Federal National Mortgage Association REMIC, 4.00%, 01/25/33	432,859
240,661	Federal National Mortgage Association REMIC, 5.00%, 02/25/32	264,563
477,793	Federal National Mortgage Association REMIC, 4.00%, 07/25/39	487,088
571,821	Federal National Mortgage Association REMIC, 2.50%, 09/25/39	575,069
798,975	Federal National Mortgage Association REMIC, 1.50%, 01/25/40	793,101
1,224,340	Federal National Mortgage Association REMIC, 3.00%, 08/25/43	1,260,689
1,173,350	Federal National Mortgage Association REMIC, 3.00%, 08/25/45	1,198,307
Principal Amount	Security Description	Value
$955,000	Federal National Mortgage Association REMIC, 4.00%, 11/25/37	$1,050,523
1,014,649	Federal National Mortgage Association REMIC #386641, 5.80%, 12/01/33	1,013,033
		29,419,484
Government National Mortgage Association - 2.5%
1,553,919	Government National Mortgage Association, 2.85%, 04/16/50	1,572,833
955,926	Government National Mortgage Association, 3.50%, 01/20/69 (c)	994,886
837,953	Government National Mortgage Association #AD8811, 3.00%, 03/20/43	864,578
1,726,467	Government National Mortgage Association REMIC, 5.50%, 07/16/34	1,918,208
2,423	Government National Mortgage Association REMIC #751404, 5.03%, 06/20/61 (c)	2,488
		5,352,993
Small Business Administration Participation Certificates - 0.0%
24,417	SBA Small Business Investment Cos., 2.88%, 09/10/21	24,497
Total Government & Agency Obligations (Cost $93,990,966)		97,344,871

Shares	Security Description	Value
Short-Term Investments - 1.5%
Investment Company - 1.5%
3,089,789	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 1.52% (h)	3,089,789
Total Short-Term Investments (Cost $3,089,789)		3,089,789
Investments, at value - 99.6% (Cost $202,115,324)		209,735,398
Other assets in excess of liabilities - 0.4%		825,563
NET ASSETS - 100.0%		$210,560,961

(a)	144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of December 31, 2019, the aggregate value of these liquid securities were $36,077,004 or 17.1% of net assets.

(b)	Floating rate security. Rate presented is as of December 31, 2019.

(c)	Variable or adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of December 31, 2019.

(d)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $505,116 or 0.2% of net assets.

(e)	Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of December 31, 2019.

(f)	Perpetual maturity security.

See accompanying Notes to Schedules of Portfolio Investments.

QUARTERLY REPORT 2019

Tributary Funds
SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2019 (Unaudited)

INCOME FUND

(g)	U.S. Treasury inflation indexed security, par amount is adjusted for inflation.
(h)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
GO	General Obligation
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
MTN	Medium Term Note
PLC	Public Limited Company
RB	Revenue Bond
REMIC	Real Estate Mortgage Investment Conduit

See accompanying Notes to Schedules of Portfolio Investments.

QUARTERLY REPORT 2019

Tributary Funds
SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2019 (Unaudited)

NEBRASKA TAX-FREE FUND

Principal Amount	Security Description	Value
Government & Agency Obligations - 98.0%
GOVERNMENT SECURITIES - 97.2%
Municipals - 97.2%
Iowa - 0.1%
$100,000	Xenia Rural Water District, Iowa RB, 3.00%, 12/01/20	$101,097
Nebraska - 95.8%
250,000	Adams County School District No. 18, Nebraska GO, 4.00%, 12/15/33	290,202
300,000	Adams County School District No. 18, Nebraska GO, 4.00%, 12/15/26	348,021
210,000	Cass County Sanitary & Improvement District No. 1, Nebraska GO, 2.30%, 10/15/23	210,861
185,000	Cass County Sanitary & Improvement District No. 1, Nebraska GO, 2.40%, 10/15/24	186,064
175,000	Cass County Sanitary & Improvement District No. 9, Nebraska GO, 2.90%, 05/15/22	177,639
100,000	Cass County School District No. 56 Conestoga, Nebraska GO, 1.30%, 12/15/20	100,198
250,000	City of Beatrice NE, Nebraska GO, 1.70%, 12/15/23	250,872
500,000	City of Bellevue NE, Nebraska GO, 1.65%, 12/15/20	502,070
215,000	City of Blair NE, Nebraska GO, 2.15%, 09/15/23	218,726
220,000	City of Blair NE, Nebraska GO, 2.30%, 09/15/24	224,334
650,000	City of Columbus NE Combined Utilities System Revenue, Nebraska RB, 5.00%, 06/15/29	823,816
630,000	City of Columbus NE Sales Tax Revenue, Nebraska RB, 5.00%, 09/15/23	712,669
345,000	City of Fremont NE Combined Utility System Revenue, Nebraska RB, 3.00%, 10/15/25	355,871
65,000	City of Grand Island NE Electric System Revenue, Nebraska RB, 5.00%, 08/15/27	74,012
275,000	City of Hastings NE Combined Utility Revenue, Nebraska RB, 4.50%, 10/15/21	275,674
300,000	City of Hastings NE Combined Utility Revenue, Nebraska RB, 4.50%, 10/15/26	300,720
375,000	City of La Vista NE, Nebraska COP, 3.00%, 12/15/25	396,638

Principal Amount	Security Description	Value
$130,000	City of La Vista NE, Nebraska GO, 1.00%, 05/01/21	$129,977
235,000	City of La Vista NE, Nebraska GO, 3.00%, 09/01/27	246,752
515,000	City of Lincoln NE, Nebraska RB, 2.50%, 04/01/20	516,596
700,000	City of Lincoln NE, Nebraska RB, 4.50%, 08/15/22	725,536
480,000	City of Lincoln NE, Nebraska RB, 4.00%, 08/15/26	514,517
500,000	City of Lincoln NE, Nebraska RB, 3.55%, 04/01/27	518,365
250,000	City of Lincoln NE Electric System Revenue, Nebraska RB, 3.13%, 09/01/30	257,500
110,000	City of Lincoln NE Electric System Revenue, Nebraska RB, 5.00%, 09/01/28	120,695
55,000	City of Lincoln NE Electric System Revenue, Nebraska RB, 5.00%, 09/01/28	60,457
360,000	City of North Platte NE, Nebraska GO, 3.00%, 12/15/26	381,316
450,000	City of Omaha NE, Nebraska GO, 4.00%, 04/15/31	530,577
575,000	City of Omaha NE, Nebraska GO, 5.25%, 04/01/20	580,813
500,000	City of Omaha NE, Nebraska GO, 5.00%, 01/15/29	615,525
500,000	City of Omaha NE, Nebraska GO, 6.50%, 12/01/30	706,515
200,000	City of Omaha NE, Nebraska GO, 5.00%, 05/01/33	233,130
470,000	City of Omaha NE, Nebraska GO, 4.00%, 04/15/22	500,296
190,000	City of Omaha NE, Nebraska RB, 5.00%, 02/01/26	205,382
355,000	City of Omaha NE, Nebraska Special Tax Bond, 5.00%, 01/15/28	437,825
200,000	City of Omaha NE Sewer Revenue, Nebraska RB, 5.00%, 04/01/24	231,124
350,000	City of Papillion NE, Nebraska GO, 3.00%, 09/15/26	366,282
285,000	City of Papillion NE, Nebraska GO, 3.00%, 09/15/27	297,130
105,000	City of Papillion NE Water Revenue, Nebraska RB, 1.80%, 10/01/20	105,079
105,000	City of Papillion NE Water Revenue, Nebraska RB, 2.05%, 10/01/21	105,099
275,000	County of Buffalo NE, Nebraska GO, 4.00%, 12/15/31	287,430

See accompanying Notes to Schedules of Portfolio Investments.

QUARTERLY REPORT 2019

Tributary Funds
SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2019 (Unaudited)

NEBRASKA TAX-FREE FUND

Principal Amount	Security Description	Value
$375,000	County of Butler NE, Nebraska GO, 2.10%, 01/15/26	$377,452
120,000	County of Douglas NE, Nebraska RB, 3.60%, 10/01/27	120,136
250,000	County of Sarpy NE, Nebraska COP, 2.80%, 12/15/20	253,725
105,000	Douglas County Hospital Authority No. 1, Nebraska RB, AMBAC, 5.25%, 09/01/21	109,894
500,000	Douglas County Hospital Authority No. 2, Nebraska RB, 5.50%, 01/01/30	500,000
1,150,000	Douglas County Hospital Authority No. 2, Nebraska RB, 4.00%, 05/15/32	1,271,417
220,000	Douglas County Hospital Authority No. 2, Nebraska RB, 5.00%, 05/15/26	267,186
750,000	Douglas County Public Facilities Corp., Nebraska RB, 2.00%, 05/01/24	756,937
200,000	Douglas County Sanitary & Improvement District No. 453, Nebraska GO, 2.80%, 10/01/31	196,534
580,000	Douglas County Sanitary & Improvement District No. 464, Nebraska GO, 3.65%, 03/15/33	580,389
260,000	Douglas County Sanitary & Improvement District No. 484, Nebraska GO, 3.00%, 08/15/29	262,410
105,000	Douglas County Sanitary & Improvement District No. 509, Nebraska GO, 3.85%, 03/15/33	105,722
295,000	Douglas County Sanitary & Improvement District No. 509, Nebraska GO, 3.90%, 03/15/34	297,094
210,000	Douglas County Sanitary & Improvement District No. 509, Nebraska GO, 3.95%, 03/15/35	211,499
190,000	Douglas County Sanitary & Improvement District No. 509, Nebraska GO, 4.00%, 03/15/36	191,379
115,000	Douglas County Sanitary & Improvement District No. 541, Nebraska GO, 2.95%, 07/15/24	115,666
85,000	Douglas County Sanitary & Improvement District No. 549, Nebraska GO, 3.10%, 05/15/30	85,533
100,000	Douglas County Sanitary & Improvement District No. 549, Nebraska GO, 3.05%, 05/15/29	100,618
100,000	Douglas County Sanitary & Improvement District No. 557, Nebraska GO, 4.25%, 11/15/34	101,211
750,000	Douglas County School District No. 59, Nebraska GO, 3.00%, 12/15/35	772,080

Principal Amount	Security Description	Value
$750,000	Douglas County School District No. 59, Nebraska GO, 4.00%, 06/15/27	$826,537
700,000	Elkhorn School District, Nebraska GO, 5.00%, 01/15/30	754,740
665,000	Elkhorn School District, Nebraska GO, 4.00%, 12/15/34	740,650
1,430,000	Elkhorn School District, Nebraska GO, 4.00%, 12/15/35	1,624,809
325,000	Elkhorn School District, Nebraska GO, 5.00%, 12/15/28	419,074
300,000	Elkhorn School District, Nebraska GO, 5.00%, 12/15/28	386,838
350,000	Elkhorn School District, Nebraska GO, 5.00%, 12/15/29	445,868
250,000	Elkhorn School District, Nebraska GO, 4.00%, 01/15/32	264,537
23,000	Elm Creek Rural Fire Protection District No. 7, Nebraska GO, 1.40%, 10/15/20	23,016
370,000	Fremont School District, Nebraska GO, 5.00%, 12/15/29	476,664
265,000	Grand Island Public Schools, Nebraska GO, 5.00%, 12/15/39	313,813
185,000	Grand Island Public Schools, Nebraska GO, 4.00%, 12/15/24	195,321
730,000	Gretna Public Schools, Nebraska GO, 4.00%, 06/15/31	856,217
455,000	Gretna Public Schools, Nebraska GO, 5.00%, 06/15/33	574,010
700,000	Gretna Public Schools, Nebraska GO, 4.00%, 06/15/34	810,383
760,000	Gretna Public Schools, Nebraska GO, 4.00%, 12/15/24	857,941
265,000	Gretna Public Schools, Nebraska GO, 4.00%, 12/15/25	304,514
900,000	Lancaster County Correctional Facility Joint Public Agency, Nebraska GO, 5.00%, 12/01/27	1,148,427
500,000	Lancaster County School District 001, Nebraska GO, 4.00%, 01/15/31	579,150
750,000	Lancaster County School District 001, Nebraska GO, 4.00%, 01/15/26	858,795
500,000	Lincoln County Hospital Authority No. 1, Nebraska RB, 5.00%, 11/01/32	526,855
200,000	Lincoln County Hospital Authority No. 1, Nebraska RB, 5.00%, 11/01/25	212,004
500,000	Lincoln-Lancaster County Public Building Commission, Nebraska RB, 3.00%, 12/01/26	546,710
1,000,000	Loup River Public Power District, Nebraska RB, 2.00%, 12/01/26	1,020,350

See accompanying Notes to Schedules of Portfolio Investments.

QUARTERLY REPORT 2019

Tributary Funds
SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2019 (Unaudited)

NEBRASKA TAX-FREE FUND

Principal Amount	Security Description	Value
$415,000	Metropolitan Community College Area, Nebraska COP, 4.00%, 03/01/20	$416,934
500,000	Metropolitan Community College Area, Nebraska COP, 3.00%, 03/01/26	538,920
500,000	Metropolitan Utilities District of Omaha Gas System Revenue, Nebraska RB, 4.00%, 12/01/26	561,795
1,000,000	Metropolitan Utilities District of Omaha Water System Revenue, Nebraska RB, 5.00%, 12/01/21	1,070,390
180,000	Mid-Plains Community College Area Facilities Corp., Nebraska RB, 3.00%, 10/15/25	183,415
1,475,000	Municipal Energy Agency of Nebraska, Nebraska RB, 5.00%, 04/01/30	1,586,082
140,000	Municipal Energy Agency of Nebraska, Nebraska RB, 5.00%, 04/01/31	150,462
210,000	Municipal Energy Agency of Nebraska, Nebraska RB, 5.00%, 04/01/25	233,974
200,000	Municipal Energy Agency of Nebraska, Nebraska RB, 5.00%, 04/01/26	215,612
540,000	Municipal Energy Agency of Nebraska, Nebraska RB, 5.00%, 04/01/27	581,774
330,000	Nebraska Investment Finance Authority, Nebraska RB, 2.45%, 09/01/24	344,121
230,000	Nebraska Investment Finance Authority, Nebraska RB, 2.80%, 09/01/26	245,564
540,000	Nebraska Investment Finance Authority, Nebraska RB FHLMC, 1.40%, 09/01/20	540,778
445,000	Nebraska Investment Finance Authority, Nebraska RB FHLMC, 1.50%, 03/01/21	446,068
350,000	Nebraska Investment Finance Authority, Nebraska RB FHLMC, 1.55%, 03/01/23	351,330
500,000	Nebraska Investment Finance Authority, Nebraska RB FHLMC, 2.00%, 03/01/24	510,785
175,000	Nebraska Investment Finance Authority, Nebraska RB, 2.35%, 09/01/24	181,785
145,000	Nebraska Public Power District, Nebraska RB, 5.00%, 01/01/26	155,976
5,000	Nebraska Public Power District, Nebraska RB, 5.00%, 01/01/26	5,361
200,000	Nebraska Public Power District, Nebraska RB, 5.00%, 01/01/27	215,140
370,000	Nebraska Public Power District, Nebraska RB, 5.00%, 01/01/29	398,009
230,000	Nebraska Public Power District, Nebraska RB, 5.00%, 01/01/29	245,939

Principal Amount	Security Description	Value
$1,050,000	Nebraska Public Power District, Nebraska RB, 5.00%, 01/01/32	$1,119,898
540,000	Nebraska Public Power District, Nebraska RB, 5.00%, 01/01/34	575,662
1,995,000	Nebraska Public Power District, Nebraska RB, 5.00%, 01/01/31	2,066,082
1,000,000	Nebraska State College Facilities Corp., Nebraska RB, 5.00%, 07/15/26	1,217,640
315,000	Nebraska State Colleges, Nebraska RB, 3.00%, 07/01/25	315,312
400,000	Omaha Public Facilities Corp., Nebraska RB, 4.00%, 04/01/32	466,216
785,000	Omaha Public Facilities Corp., Nebraska RB, 4.00%, 06/01/27	919,667
525,000	Omaha Public Facilities Corp., Nebraska RB, 4.00%, 06/01/28	621,091
700,000	Omaha Public Facilities Corp., Nebraska RB, 5.00%, 06/01/21	737,303
1,000,000	Omaha Public Facilities Corp., Nebraska RB, 4.00%, 06/01/28	1,143,090
250,000	Omaha Public Power District, Nebraska RB, 5.00%, 02/01/30	314,195
600,000	Omaha Public Power District, Nebraska RB, 5.00%, 02/01/31	766,494
205,000	Omaha Public Power District, Nebraska RB, 4.00%, 02/01/31	217,396
200,000	Omaha Public Power District, Nebraska RB, 4.00%, 02/01/34	212,094
810,000	Omaha Public Power District, Nebraska RB, 5.00%, 02/01/30	843,745
75,000	Omaha Public Power District, Nebraska RB, 5.00%, 02/01/29	78,125
500,000	Omaha School District, Nebraska GO, 4.00%, 12/15/32	582,940
180,000	Omaha School District, Nebraska GO, 3.00%, 12/15/32	185,868
620,000	Omaha School District, Nebraska GO, 3.13%, 12/15/33	642,029
1,500,000	Omaha School District, Nebraska GO, 4.00%, 12/15/39	1,628,310
590,000	Omaha-Douglas Public Building Commission, Nebraska GO, 4.50%, 05/01/22	591,575
245,000	Omaha-Douglas Public Building Commission, Nebraska GO, 4.50%, 05/01/23	245,654
400,000	Papillion-La Vista School District No. 27, Nebraska GO, 1.75%, 12/01/22	405,452
350,000	Papillion-La Vista School District No. 27, Nebraska GO, 3.00%, 12/01/26	368,886
750,000	Papillion-La Vista School District No. 27, Nebraska GO, 4.00%, 12/01/29	886,875

See accompanying Notes to Schedules of Portfolio Investments.

QUARTERLY REPORT 2019

Tributary Funds
SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2019 (Unaudited)

NEBRASKA TAX-FREE FUND

Principal Amount	Security Description	Value
$125,000	Platte County School District No. 1 Columbus Public Schools, Nebraska GO, 5.00%, 12/15/26	$144,577
280,000	Platte County School District No. 1 Columbus Public Schools, Nebraska GO, 5.00%, 12/15/28	322,720
160,000	Sarpy County Sanitary & Improvement District No. 191, Nebraska GO, 3.55%, 10/15/32	160,123
45,000	Sarpy County Sanitary & Improvement District No. 191, Nebraska GO, 2.45%, 10/15/22	45,026
80,000	Sarpy County Sanitary & Improvement District No. 242, Nebraska GO, 3.00%, 03/15/27	80,097
110,000	Sarpy County Sanitary & Improvement District No. 279, Nebraska GO, 3.95%, 02/15/32	110,172
110,000	Sarpy County Sanitary & Improvement District No. 279, Nebraska GO, 5.15%, 02/15/34	110,118
100,000	Sarpy County Sanitary & Improvement District No. 291, Nebraska GO, 4.25%, 09/15/38	104,041
120,000	Sarpy County Sanitary & Improvement District No. 68, Nebraska GO, 2.75%, 12/15/23	120,157
385,000	Scotts Bluff County School District/ Gering School District, Nebraska GO, 5.00%, 12/01/23	420,586
220,000	Southeast Community College, Nebraska COP, 5.00%, 12/15/25	267,714
225,000	Southeast Community College, Nebraska COP, 5.00%, 12/15/26	280,478
300,000	Southern Public Power District, Nebraska RB, 4.00%, 12/15/25	342,888
400,000	Southern Public Power District, Nebraska RB, 4.00%, 12/15/26	456,712
200,000	State of Nebraska, Nebraska COP, 1.40%, 03/15/20	200,030
200,000	State of Nebraska, Nebraska COP, 1.60%, 03/15/21	200,430
500,000	State of Nebraska, Nebraska COP, 3.00%, 12/15/22	525,980
270,000	State of Nebraska, Nebraska COP, 3.00%, 12/15/24	287,369
350,000	University of Nebraska, Nebraska RB, 5.00%, 05/15/24	407,222
350,000	University of Nebraska, Nebraska RB, 5.00%, 05/15/25	417,715
1,000,000	University of Nebraska, Nebraska RB, 4.00%, 07/01/31	1,165,600

Principal Amount	Security Description	Value
$500,000	University of Nebraska Facilities Corp., Nebraska RB, 4.00%, 07/15/30	$578,600
500,000	University of Nebraska Facilities Corp., Nebraska RB, 5.00%, 07/15/25	602,130
500,000	University of Nebraska Facilities Corp., Nebraska RB, 5.00%, 07/15/26	617,230
1,000,000	Village of Boys Town NE, Nebraska RB, 3.00%, 09/01/28	1,082,710
100,000	West Haymarket Joint Public Agency, Nebraska GO, 5.00%, 12/15/22	107,604
200,000	West Haymarket Joint Public Agency, Nebraska GO, 5.00%, 12/15/26	215,208
105,000	West Haymarket Joint Public Agency, Nebraska GO, 4.00%, 12/15/28	110,963
200,000	Westside Community Schools, Nebraska GO, 4.00%, 06/01/24	220,184
200,000	Westside Community Schools, Nebraska GO, 4.00%, 06/01/25	219,384
230,000	Westside Community Schools, Nebraska GO, 4.00%, 06/01/27	250,884
		72,072,875
North Dakota - 0.7%
500,000	City of Fargo ND, North Dakota GO, 3.00%, 05/01/34	516,100
South Dakota - 0.6%
425,000	City of Brandon SD Sales Tax Revenue, South Dakota RB, 3.00%, 12/01/26	461,520
		73,151,592
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 0.8%
Federal Home Loan Mortgage Corp. - 0.8%
600,000	Federal Home Loan Mortgage Corp. #WE5001, 2.65%, 04/01/29	612,346
Total Government & Agency Obligations (Cost $71,544,644)		73,763,938

Shares	Security Description	Value
Short-Term Investments - 1.4%
Investment Company - 1.4%
1,026,160	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 1.52% (a)	1,026,160
Total Short-Term Investments (Cost $1,026,160)		1,026,160
Investments, at value - 99.4% (Cost $72,570,804)		74,790,098
Other assets in excess of liabilities - 0.6%		433,506
NET ASSETS - 100.0%		$75,223,604

(a)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

See accompanying Notes to Schedules of Portfolio Investments.

QUARTERLY REPORT 2019

Tributary Funds

SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2019 (Unaudited)

BALANCED FUND

Shares	Security Description	Value
Common Stocks - 63.1%
Communication Services - 6.7%
8,400	Activision Blizzard, Inc.	$499,128
1,280	Alphabet, Inc., Class C (a)	1,711,386
19,300	Comcast Corp., Class A	867,921
5,750	Facebook, Inc., Class A (a)	1,180,187
14,000	Verizon Communications, Inc.	859,600
		5,118,222
Consumer Discretionary - 6.0%
710	Amazon.com, Inc. (a)	1,311,966
270	Booking Holdings, Inc. (a)	554,507
6,300	NIKE, Inc., Class B	638,253
965	O'Reilly Automotive, Inc. (a)	422,921
3,750	Royal Caribbean Cruises, Ltd.	500,663
3,600	The Home Depot, Inc.	786,168
1,300	Ulta Beauty, Inc. (a)	329,082
		4,543,560
Consumer Staples - 4.1%
8,200	Church & Dwight Co., Inc.	576,788
2,600	Constellation Brands, Inc., Class A	493,350
2,235	Costco Wholesale Corp.	656,911
7,280	Lamb Weston Holdings, Inc.	626,299
6,700	Walmart, Inc.	796,228
		3,149,576
Energy - 2.8%
3,600	Diamondback Energy, Inc.	334,296
3,750	EOG Resources, Inc.	314,100
11,300	Exxon Mobil Corp.	788,514
3,300	Phillips 66	367,653
7,600	Schlumberger, Ltd.	305,520
		2,110,083
Financials - 7.8%
955	BlackRock, Inc.	480,078
9,800	CenterState Bank Corp.	244,804
3,625	Chubb, Ltd.	564,268
3,080	CME Group, Inc.	618,218
8,900	First American Financial Corp.	519,048
18,400	Huntington Bancshares, Inc.	277,472
7,200	JPMorgan Chase & Co.	1,003,680
14,300	KeyCorp	289,432
19,300	Manulife Financial Corp.	391,597
5,000	Northern Trust Corp.	531,200
7,800	U.S. Bancorp	462,462
10,400	Wells Fargo & Co.	559,520
		5,941,779
Health Care - 9.1%
6,900	AMN Healthcare Services, Inc. (a)	429,939
5,850	Baxter International, Inc.	489,177
1,430	Biogen, Inc. (a)	424,324
11,700	Boston Scientific Corp. (a)	529,074
3,000	Cigna Corp.	613,470
2,210	Edwards Lifesciences Corp. (a)	515,571
Shares	Security Description	Value
5,400	Eli Lilly & Co.	$709,722
1,950	Humana, Inc.	714,714
4,550	Integer Holdings Corp. (a)	365,956
2,000	Laboratory Corp. of America Holdings (a)	338,340
3,289	LHC Group, Inc. (a)	453,093
2,090	Thermo Fisher Scientific, Inc.	678,978
4,700	Zoetis, Inc.	622,045
		6,884,403
Industrials - 5.9%
5,450	AMETEK, Inc.	543,583
10,300	IAA, Inc. (a)	484,718
8,900	MasTec, Inc. (a)	571,024
2,960	Raytheon Co.	650,431
1,405	Roper Technologies, Inc.	497,693
8,700	Southwest Airlines Co.	469,626
11,000	The Timken Co.	619,410
5,950	Waste Management, Inc.	678,062
		4,514,547
Information Technology - 14.1%
1,940	Adobe, Inc. (a)	639,831
8,375	Apple, Inc.	2,459,319
2,100	Broadcom, Inc.	663,642
3,600	Cabot Microelectronics Corp.	519,552
3,450	CDW Corp.	492,798
15,300	Cisco Systems, Inc.	733,788
4,450	Citrix Systems, Inc.	493,505
1,710	FleetCor Technologies, Inc. (a)	492,001
3,050	Mastercard, Inc., Class A	910,700
5,000	Microchip Technology, Inc.	523,600
15,050	Microsoft Corp.	2,373,385
1,550	Paycom Software, Inc. (a)	410,378
		10,712,499
Materials - 1.7%
6,200	Berry Global Group, Inc. (a)	294,438
5,450	FMC Corp.	544,019
1,650	Martin Marietta Materials, Inc.	461,406
		1,299,863
Real Estate - 2.6%
3,825	American Tower Corp. REIT	879,061
14,500	First Industrial Realty Trust, Inc. REIT	601,895
3,270	Sun Communities, Inc. REIT	490,827
		1,971,783
Utilities - 2.3%
6,000	Atmos Energy Corp.	671,160
3,200	NextEra Energy, Inc.	774,912
4,400	Southwest Gas Holdings, Inc.	334,268
		1,780,340
Total Common Stocks (Cost $28,588,065)		48,026,655

See accompanying Notes to Schedules of Portfolio Investments.

QUARTERLY REPORT 2019

Tributary Funds

SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2019 (Unaudited)

BALANCED FUND

Principal Amount	Security Description	Value
Non-U.S. Government Agency Asset Backed Securities - 5.6%
Asset Backed Securities - 2.1%
$380,000	Cabela's Credit Card Master Note Trust, 2.71%, 02/17/26 (b)	$386,156
164,825	Commonbond Student Loan Trust, 3.87%, 02/25/46 (b)	168,683
87,156	Missouri Higher Education Loan Authority (USD 1 Month LIBOR + 0.83%), 2.65%, 01/26/26 (c)	86,978
260,000	Pawnee Equipment Receivables, 2.29%, 10/15/24 (b)	258,948
93,644	PHEAA Student Loan Trust (USD 3 Month LIBOR + 1.10%), 3.05%, 06/25/38 (b)(c)	93,907
101,993	Preferred Term Securities XII, Ltd./ Preferred Term Securities XII, Inc. (USD 3 Month LIBOR + 0.70%), 2.60%, 12/24/33 (b)(c)	101,187
192,464	SLM Student Loan Trust (USD 3 Month LIBOR + 1.65%), 3.59%, 07/25/22 (c)	193,639
76,967	Social Professional Loan Program Trust, 2.64%, 08/25/47 (b)	77,080
70,032	SoFi Consumer Loan Program Trust, 2.77%, 05/25/26 (b)	70,273
84,292	Stack Infrastructure Issuer, LLC, 4.54%, 02/25/44 (b)	88,203
98,167	Vantage Data Centers Issuer, LLC, 4.07%, 02/16/43 (b)	101,180
		1,626,234
Non-Agency Commercial Mortgage Backed Securities - 2.3%
375,000	American Tower Trust #1, 3.07%, 03/15/23 (b)	379,718
190,000	Barclays Commercial Mortgage Trust, 3.04%, 11/15/52	194,541
125,000	CD Commercial Mortgage Trust, 4.21%, 08/15/51	136,485
25,366,461	FREMF Mortgage Trust Interest Only, 0.10%, 08/25/44 (b)	30,800
200,000	Hudson Yards Mortgage Trust, 3.23%, 07/10/39 (b)	206,758
243,903	Key Commercial Mortgage Securities Trust, 2.66%, 06/15/52 (b)	243,890
130,000	Seasoned Loans Structured Transaction Trust, 2.75%, 09/25/29	129,721
147,310	Sutherland Commercial Mortgage Trust, 2.86%, 12/25/35 (b)(d)	147,256
75,000	UBS Commercial Mortgage Trust, 4.19%, 08/15/51	81,427
Principal Amount	Security Description	Value
$150,000	UBS Commercial Mortgage Trust, 2.99%, 12/15/52	$153,330
		1,703,926
Non-Agency Residential Mortgage Backed Securities - 1.2%
91,957	Bayview Commercial Asset Trust REMIC (USD 1 Month LIBOR + 0.87%), 2.66%, 12/25/33 (b)(c)	90,607
155,790	Bayview Financial Acquisition Trust REMIC (USD 1 Month LIBOR + 2.10%), 3.90%, 04/28/39 (c)	155,875
111,031	Citigroup Mortgage Loan Trust, 3.50%, 01/25/66 (b)(d)	113,307
36,507	Citigroup Mortgage Loan Trust REMIC, 4.00%, 01/25/35 (b)(d)	37,647
115,286	EverBank Mortgage Loan Trust, 3.50%, 02/25/48 (b)(d)	116,939
119,880	Goldman Sachs Alternative Mortgage Products Trust REMIC (USD 1 Month LIBOR + 0.50%), 2.29%, 05/25/36 (b)(c)	119,222
63,867	New Residential Mortgage Loan Trust REMIC, 3.75%, 08/25/55 (b)(d)	65,912
47,299	Towd Point Mortgage Trust REMIC, 3.50%, 02/25/55 (b)(d)	47,727
182,072	Wells Fargo Mortgage Backed Securities, 3.50%, 07/25/47 (b)(d)	184,345
		931,581
Total Non-U.S. Government Agency Asset Backed Securities (Cost $4,205,456)		4,261,741
Corporate Bonds - 10.2%
Communication Services - 0.9%
348,000	AT&T, Inc., 4.30%, 02/15/30	386,617
237,000	Verizon Communications, Inc., 4.33%, 09/21/28	268,623
		655,240
Consumer Discretionary - 0.7%
125,000	Dollar General Corp., 3.25%, 04/15/23	129,035
100,000	Hanesbrands, Inc., 4.63%, 05/15/24 (b)	105,458
50,000	Newell Brands, Inc., 4.20%, 04/01/26	52,089
215,000	Whirlpool Corp., 4.70%, 06/01/22	227,384
		513,966
Consumer Staples - 0.7%
175,000	Church & Dwight Co., Inc., 2.88%, 10/01/22	178,194
150,000	Reckitt Benckiser Treasury Services PLC, 3.00%, 06/26/27 (b)	153,551
185,000	Walmart, Inc., 3.40%, 06/26/23	194,395
		526,140

See accompanying Notes to Schedules of Portfolio Investments.

QUARTERLY REPORT 2019

Tributary Funds

SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2019 (Unaudited)

BALANCED FUND

Principal Amount	Security Description	Value
Financials - 4.6%
$250,000	Bank of America Corp., MTN, 3.56%, 04/23/27 (d)	$264,036
180,000	CBRE Services, Inc., 5.25%, 03/15/25	202,396
240,000	Citigroup, Inc., 3.89%, 01/10/28 (d)	258,341
395,000	CME Group, Inc., 3.00%, 03/15/25	410,011
175,000	Hartford Financial Services Group, Inc., 5.50%, 03/30/20	176,473
245,000	Intercontinental Exchange, Inc., 3.75%, 12/01/25	264,794
230,000	JPMorgan Chase & Co., 3.25%, 09/23/22	237,843
120,000	Metropolitan Life Global Funding I, 3.60%, 01/11/24 (b)	126,875
260,000	Morgan Stanley, GMTN, 3.75%, 02/25/23	272,209
245,000	Regions Financial Corp., 3.80%, 08/14/23	259,194
220,000	The Charles Schwab Corp., 3.85%, 05/21/25	238,174
265,000	The Goldman Sachs Group, Inc., 3.00%, 04/26/22	268,261
230,000	U.S. Bancorp, Series J (callable at 100 beginning 04/15/27), 5.30%, 10/15/49 (d)(e)	253,863
270,000	Wells Fargo & Co., 3.00%, 04/22/26	277,352
		3,509,822
Health Care - 0.2%
132,000	Becton Dickinson and Co., 3.73%, 12/15/24	139,818
Industrials - 1.9%
250,000	BMW Finance NV, 2.85%, 08/14/29 (b)	253,178
260,000	Huntington Ingalls Industries, Inc., 3.48%, 12/01/27	270,244
150,000	Roper Technologies, Inc., 2.80%, 12/15/21	152,190
200,000	Textron, Inc., 3.65%, 03/01/21	203,605
170,000	TTX Co., 3.60%, 01/15/25 (b)	179,119
235,000	Union Pacific Corp., 3.95%, 09/10/28	259,320
130,000	Volkswagen Group of America Finance, LLC, 4.25%, 11/13/23 (b)	138,439
		1,456,095
Information Technology - 0.9%
215,000	eBay, Inc., 3.60%, 06/05/27	225,214
200,000	Oracle Corp., 3.40%, 07/08/24	210,977
250,000	QUALCOMM, Inc., 3.25%, 05/20/27	262,839
		699,030
Materials - 0.3%
209,000	Albemarle Corp., 4.15%, 12/01/24	223,816
Total Corporate Bonds (Cost $7,354,308)		7,723,927
Principal Amount	Security Description	Value
Government & Agency Obligations - 18.3%
GOVERNMENT SECURITIES - 17.0%
Municipals - 1.2%
$350,000	California State University, California RB, 5.45%, 11/01/22	$383,355
250,000	City of Industry CA, California RB, 7.00%, 01/01/21	250,313
200,000	Santa Monica Community College District, California GO, 5.73%, 08/01/24	204,444
100,000	Vista Community Development Commission, California Tax Allocation Bond, 7.61%, 09/01/21	103,571
		941,683
Treasury Inflation Index Securities - 1.3%
231,293	U.S. Treasury Inflation Indexed Bond, 1.75%, 01/15/28 (f)	255,267
692,968	U.S. Treasury Inflation Indexed Note, 0.13%, 01/15/22 (f)	693,191
		948,458
U.S. Treasury Securities - 14.5%
1,760,000	U.S. Treasury Note, 2.00%, 02/28/21	1,767,013
3,710,000	U.S. Treasury Note, 1.63%, 11/15/22	3,710,695
3,670,000	U.S. Treasury Note, 2.13%, 05/15/25	3,741,872
1,745,000	U.S. Treasury Note, 2.25%, 02/15/27	1,791,848
		11,011,428
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 1.3%
Federal Home Loan Mortgage Corp. - 0.7%
115,000	Federal Home Loan Mortgage Corp., 3.78%, 10/25/28 (d)	126,055
190,252	Federal Home Loan Mortgage Corp. #SB8006, 3.00%, 09/01/34	194,983
106,530	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 03/15/40	109,739
104,195	Federal Home Loan Mortgage Corp. REMIC, 3.50%, 06/15/50	107,510
		538,287
Federal National Mortgage Association - 0.4%
61,034	Federal National Mortgage Association #AL1321, 3.50%, 12/01/26	63,247
149,862	Federal National Mortgage Association REMIC, 4.01%, 04/25/29 (d)	162,005
86,832	Federal National Mortgage Association REMIC, 2.50%, 09/25/39	87,326
		312,578
Government National Mortgage Association - 0.2%
161,772	Government National Mortgage Association, 3.50%, 01/20/69 (d)	168,365
Total Government & Agency Obligations (Cost $13,575,768)		13,920,799

See accompanying Notes to Schedules of Portfolio Investments.

QUARTERLY REPORT 2019

Tributary Funds

SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2019 (Unaudited)

BALANCED FUND

Shares	Security Description	Value
Short-Term Investments - 2.6%
Investment Company - 2.6%
1,985,298	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 1.52% (g)	$1,985,298
Total Short-Term Investments (Cost $1,985,298)		1,985,298
Investments, at value - 99.8% (Cost $55,708,895)		75,918,420
Other assets in excess of liabilities - 0.2%		152,981
NET ASSETS - 100.0%		$76,071,401

(a)	Non-income producing security.
(b)	144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of December 31, 2019, the aggregate value of these liquid securities were $4,086,365 or 5.4% of net assets.
(c)	Floating rate security. Rate presented is as of December 31, 2019.
(d)	Variable or adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of December 31, 2019.
(e)	Perpetual maturity security.
(f)	U.S. Treasury inflation indexed security, par amount is adjusted for inflation.
(g)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.
GMTN	Global Medium Term Note
GO	General Obligation
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
MTN	Medium Term Note
PLC	Public Limited Company
RB	Revenue Bond
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit

See accompanying Notes to Schedules of Portfolio Investments.

QUARTERLY REPORT 2019

Tributary Funds

SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2019 (Unaudited)

GROWTH OPPORTUNITIES FUND

Shares	Security Description	Value
Common Stocks - 98.3%
Communication Services - 3.3%
6,800	IAC/InterActiveCorp. (a)	$1,693,948
46,300	Twitter, Inc. (a)	1,483,915
289,100	Zynga, Inc. (a)	1,769,292
		4,947,155
Consumer Discretionary - 16.5%
6,200	Advance Auto Parts, Inc.	992,992
10,200	Burlington Stores, Inc. (a)	2,325,906
19,900	Dollar General Corp.	3,104,002
17,400	DR Horton, Inc.	917,850
9,500	Expedia Group, Inc.	1,027,330
12,100	Five Below, Inc. (a)	1,547,106
22,200	Hilton Worldwide Holdings, Inc.	2,462,202
12,220	Lululemon Athletica, Inc. (a)	2,831,008
5,900	O'Reilly Automotive, Inc. (a)	2,585,734
15,100	Planet Fitness, Inc., Class A (a)	1,127,668
21,700	Restaurant Brands International, Inc.	1,383,809
2,500	Ulta Beauty, Inc. (a)	632,850
45,100	YETI Holdings, Inc. (a)	1,568,578
39,100	Yum China Holdings, Inc.	1,877,191
		24,384,226
Consumer Staples - 3.1%
19,500	Church & Dwight Co., Inc.	1,371,630
17,500	Lamb Weston Holdings, Inc.	1,505,525
15,200	Post Holdings, Inc. (a)	1,658,320
		4,535,475
Energy - 0.3%
12,000	Apergy Corp. (a)	405,360
Financials - 3.8%
3,000	FactSet Research Systems, Inc.	804,900
20,000	First American Financial Corp.	1,166,400
16,700	LPL Financial Holdings, Inc.	1,540,575
10,320	NASDAQ, Inc.	1,105,272
23,600	OneMain Holdings, Inc.	994,740
		5,611,887
Health Care - 15.0%
9,000	Bio-Techne Corp.	1,975,590
28,200	Centene Corp. (a)	1,772,934
40,300	DENTSPLY SIRONA, Inc.	2,280,577
19,100	Incyte Corp. (a)	1,667,812
11,710	Insulet Corp. (a)	2,004,752
21,200	Integer Holdings Corp. (a)	1,705,116
12,390	Intercept Pharmaceuticals, Inc. (a)	1,535,369
14,400	LHC Group, Inc. (a)	1,983,744
7,500	PerkinElmer, Inc.	728,250
11,800	Sarepta Therapeutics, Inc. (a)	1,522,672
16,000	Seattle Genetics, Inc. (a)	1,828,160
5,900	Teleflex, Inc.	2,220,996
Shares	Security Description	Value
3,300	The Cooper Cos., Inc.	$1,060,257
		22,286,229
Industrials - 16.4%
16,200	AMETEK, Inc.	1,615,788
9,900	Cintas Corp.	2,663,892
21,800	Dover Corp.	2,512,668
23,100	IAA, Inc. (a)	1,087,086
23,400	ITT, Inc.	1,729,494
13,600	L3Harris Technologies, Inc.	2,691,032
26,900	MasTec, Inc. (a)	1,725,904
8,500	Old Dominion Freight Line, Inc.	1,613,130
4,900	Oshkosh Corp.	463,785
44,900	Quanta Services, Inc.	1,827,879
4,530	TransDigm Group, Inc. (a)	2,536,800
27,600	TransUnion	2,362,836
17,800	XPO Logistics, Inc. (a)	1,418,660
		24,248,954
Information Technology - 32.8%
57,600	ACI Worldwide, Inc. (a)	2,182,176
74,700	Advanced Micro Devices, Inc. (a)	3,425,742
20,700	Akamai Technologies, Inc. (a)	1,788,066
11,100	Atlassian Corp. PLC, Class A (a)	1,335,774
7,600	Broadridge Financial Solutions, Inc.	938,904
13,700	CDW Corp.	1,956,908
19,800	DocuSign, Inc. (a)	1,467,378
6,000	Fair Isaac Corp. (a)	2,248,080
32,900	Fiserv, Inc. (a)	3,804,227
8,500	FleetCor Technologies, Inc. (a)	2,445,620
12,900	Fortinet, Inc. (a)	1,377,204
36,100	Inphi Corp. (a)	2,672,122
11,400	Jack Henry & Associates, Inc.	1,660,638
10,000	Lam Research Corp.	2,924,000
7,800	Microchip Technology, Inc.	816,816
7,800	Palo Alto Networks, Inc. (a)	1,803,750
29,700	Paychex, Inc.	2,526,282
52,700	Pure Storage, Inc., Class A (a)	901,697
8,700	RingCentral, Inc., Class A (a)	1,467,429
19,300	Science Applications International Corp.	1,679,486
11,690	Splunk, Inc. (a)	1,750,811
23,400	Square, Inc. (a)	1,463,904
32,600	SS&C Technologies Holdings, Inc.	2,001,640
9,600	Twilio, Inc. (a)	943,488
15,200	Xilinx, Inc.	1,486,104
5,800	Zebra Technologies Corp. (a)	1,481,552
		48,549,798
Materials - 3.0%
19,400	Berry Global Group, Inc. (a)	921,306
75,500	Element Solutions, Inc. (a)	881,840
15,500	FMC Corp.	1,547,210

See accompanying Notes to Schedules of Portfolio Investments.

QUARTERLY REPORT 2019

Tributary Funds

SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2019 (Unaudited)

GROWTH OPPORTUNITIES FUND

Shares	Security Description	Value
4,060	Martin Marietta Materials, Inc.	$1,135,338
		4,485,694
Real Estate - 3.0%
38,700	Americold Realty Trust REIT	1,356,822
24,200	CBRE Group, Inc., Class A (a)	1,483,218
10,780	Sun Communities, Inc. REIT	1,618,078
		4,458,118
Utilities - 1.1%
15,100	Atmos Energy Corp.	1,689,086
Total Common Stocks (Cost $96,635,769)		145,601,982

Shares	Security Description	Value
Short-Term Investments - 1.5%
Investment Company - 1.5%
2,280,405	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 1.52% (b)	2,280,405
Total Short-Term Investments (Cost $2,280,405)		2,280,405
Investments, at value - 99.8% (Cost $98,916,174)		147,882,387
Other assets in excess of liabilities - 0.2%		229,227
NET ASSETS - 100.0%		$148,111,614

(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Schedules of Portfolio Investments.

QUARTERLY REPORT 2019

Tributary Funds

 SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2019 (Unaudited)

SMALL/MID CAP FUND

Shares	Security Description	Value
Common Stocks - 99.6%
Communication Services - 2.5%
277	Nexstar Media Group, Inc., Class A	$32,478
Consumer Discretionary - 10.6%
681	Big Lots, Inc.	19,558
130	Burlington Stores, Inc. (a)	29,644
281	Dorman Products, Inc. (a)	21,277
286	Dunkin' Brands Group, Inc.	21,605
571	LKQ Corp. (a)	20,385
262	Tractor Supply Co.	24,481
		136,950
Consumer Staples - 1.3%
103	Casey's General Stores, Inc.	16,376
Energy - 3.7%
2,859	Callon Petroleum Co. (a)	13,809
751	Matador Resources Co. (a)	13,496
1,042	Parsley Energy, Inc., Class A	19,704
		47,009
Financials - 16.3%
133	Affiliated Managers Group, Inc.	11,271
390	Arthur J Gallagher & Co.	37,140
420	Columbia Banking System, Inc.	17,088
202	Cullen/Frost Bankers, Inc.	19,752
464	Great Western Bancorp, Inc.	16,119
301	Selective Insurance Group, Inc.	19,622
291	South State Corp.	25,244
499	Stifel Financial Corp.	30,264
227	UMB Financial Corp.	15,581
474	United Bankshares, Inc.	18,325
		210,406
Health Care - 14.3%
518	AMN Healthcare Services, Inc. (a)	32,276
212	ICON PLC (a)	36,513
474	Integra LifeSciences Holdings Corp. (a)	27,625
143	Masimo Corp. (a)	22,602
380	Omnicell, Inc. (a)	31,054
360	PerkinElmer, Inc.	34,956
		185,026
Industrials - 17.7%
351	Barnes Group, Inc.	21,748
183	Carlisle Cos., Inc.	29,617
336	Fortune Brands Home & Security, Inc.	21,954
321	Forward Air Corp.	22,454
415	Franklin Electric Co., Inc.	23,788
494	Granite Construction, Inc.	13,669
267	Oshkosh Corp.	25,271
474	Quanta Services, Inc.	19,296
351	Robert Half International, Inc.	22,166
336	Tetra Tech, Inc.	28,950
		228,913
Information Technology - 15.6%
281	Ambarella, Inc. (a)	17,017
Shares	Security Description	Value
267	Broadridge Financial Solutions, Inc.	$32,985
104	CACI International, Inc., Class A (a)	25,999
104	Coherent, Inc. (a)	17,301
346	ExlService Holdings, Inc. (a)	24,033
133	Littelfuse, Inc.	25,443
296	MAXIMUS, Inc.	22,020
380	MTS Systems Corp.	18,251
242	PTC, Inc. (a)	18,123
		201,172
Materials - 7.2%
198	Balchem Corp.	20,123
454	RPM International, Inc.	34,849
277	Sensient Technologies Corp.	18,307
326	Sonoco Products Co.	20,120
		93,399
Real Estate - 8.1%
454	Duke Realty Corp. REIT	15,740
1,076	Easterly Government Properties, Inc. REIT	25,534
114	Jones Lang LaSalle, Inc.	19,846
311	Lamar Advertising Co., Class A REIT	27,760
356	LTC Properties, Inc. REIT	15,938
		104,818
Utilities - 2.3%
277	IDACORP, Inc.	29,584
Total Common Stocks (Cost $1,195,355)		1,286,131

Shares	Security Description	Value
Short-Term Investments - 1.9%
Investment Company - 1.9%
24,772	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 1.52% (b)	24,772
Total Short-Term Investments (Cost $24,772)		24,772
Investments, at value - 101.5% (Cost $1,220,127)		1,310,903
Other liabilities in excess of assets - (1.5)%		(19,961)
NET ASSETS - 100.0%		$1,290,942

(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Schedules of Portfolio Investments.

QUARTERLY REPORT 2019

Tributary Funds

SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2019 (Unaudited)

SMALL COMPANY FUND

Shares	Security Description	Value
Common Stocks - 97.1%
Communication Services - 2.3%
169,400	Nexstar Media Group, Inc., Class A	$19,862,150
Consumer Discretionary - 9.3%
341,100	Big Lots, Inc.	9,796,392
197,892	Boot Barn Holdings, Inc. (a)	8,812,131
212,900	Dorman Products, Inc. (a)	16,120,788
408,600	G-III Apparel Group, Ltd. (a)	13,688,100
273,000	La-Z-Boy, Inc.	8,594,040
329,600	Movado Group, Inc.	7,165,504
273,600	Standard Motor Products, Inc.	14,560,992
		78,737,947
Energy - 3.0%
2,678,375	Callon Petroleum Co. (a)	12,936,551
724,124	Matador Resources Co. (a)	13,012,509
		25,949,060
Financials - 20.5%
188,300	Argo Group International Holdings, Ltd.	12,380,725
473,900	Atlantic Union Bankshares Corp.	17,794,945
325,600	Carolina Financial Corp.	14,075,688
235,200	Columbia Banking System, Inc.	9,569,112
351,400	Great Western Bancorp, Inc.	12,207,636
244,400	Mercantile Bank Corp.	8,913,268
120,245	Moelis & Co., Class A	3,838,220
922,500	Old National Bancorp	16,872,525
236,400	Selective Insurance Group, Inc.	15,410,916
202,000	South State Corp.	17,523,500
311,300	Stifel Financial Corp.	18,880,345
115,600	UMB Financial Corp.	7,934,784
471,600	United Bankshares, Inc.	18,232,056
		173,633,720
Health Care - 12.0%
331,400	AMN Healthcare Services, Inc. (a)	20,649,534
438,400	AngioDynamics, Inc. (a)	7,018,784
315,900	Integra LifeSciences Holdings Corp. (a)	18,410,652
167,600	LHC Group, Inc. (a)	23,088,576
124,200	Medpace Holdings, Inc. (a)	10,440,252
174,600	Omnicell, Inc. (a)	14,268,312
264,400	Varex Imaging Corp. (a)	7,881,764
		101,757,874
Industrials - 14.6%
161,400	American Woodmark Corp. (a)	16,867,914
226,600	Barnes Group, Inc.	14,040,136
271,300	Forward Air Corp.	18,977,435
271,800	Franklin Electric Co., Inc.	15,579,576
325,100	Granite Construction, Inc.	8,995,517
142,100	ICF International, Inc.	13,019,202
329,100	Kforce, Inc.	13,065,270
270,100	Tetra Tech, Inc.	23,271,816
		123,816,866
Shares	Security Description	Value
Information Technology - 18.9%
197,400	Ambarella, Inc. (a)	$11,954,544
367,400	Benchmark Electronics, Inc.	12,623,864
72,700	CACI International, Inc., Class A (a)	18,174,273
591,800	CalAmp Corp. (a)	5,669,444
326,800	CTS Corp.	9,807,268
228,300	ExlService Holdings, Inc. (a)	15,857,718
69,200	Littelfuse, Inc.	13,237,960
317,600	Methode Electronics, Inc.	12,497,560
277,600	MTS Systems Corp.	13,333,128
262,700	Onto Innovation, Inc. (a)	9,599,058
245,500	PC Connection, Inc. (a)	12,191,530
210,600	Silicon Motion Technology Corp., ADR	10,679,526
388,600	Sykes Enterprises, Inc. (a)	14,374,314
		160,000,187
Materials - 4.5%
139,100	Balchem Corp.	14,136,733
221,500	Carpenter Technology Corp.	11,026,270
191,700	Sensient Technologies Corp.	12,669,453
		37,832,456
Real Estate - 7.8%
151,100	Agree Realty Corp. REIT	10,602,687
832,700	Easterly Government Properties, Inc. REIT	19,759,971
253,500	Getty Realty Corp. REIT	8,332,545
277,600	LTC Properties, Inc. REIT	12,428,152
414,900	Marcus & Millichap, Inc. (a)	15,455,025
		66,578,380
Utilities - 4.2%
90,400	Chesapeake Utilities Corp.	8,663,032
175,100	IDACORP, Inc.	18,700,680
138,500	Unitil Corp.	8,562,070
		35,925,782
Total Common Stocks (Cost $646,257,495)		824,094,422

Shares	Security Description	Value
Short-Term Investments - 2.8%
Investment Company - 2.8%
23,476,050	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 1.52% (b)	23,476,050
Total Short-Term Investments (Cost $23,476,050)		23,476,050
Investments, at value - 99.9% (Cost $669,733,545)		847,570,472
Other assets in excess of liabilities - 0.1%		744,402
NET ASSETS - 100.0%		$848,314,874

See accompanying Notes to Schedules of Portfolio Investments.

QUARTERLY REPORT 2019

Tributary Funds

SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2019 (Unaudited)

SMALL COMPANY FUND

(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying Notes to Schedules of Portfolio Investments.

QUARTERLY REPORT 2019

Tributary Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2019 (Unaudited)

1. Significant Accounting Policies

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation

The net asset value (“NAV”) per share of each Fund is determined each business day as of the close of the New York Stock Exchange (“NYSE”), which is normally 4 p.m. Eastern Time. In valuing a Fund’s assets for calculating the NAV, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including traded over the counter securities, are valued at the official closing price on the primary exchange or market on which they traded or, if there is no such reported price on the valuation date, at the most recent quoted sale price or bid price. Investments in investment companies are valued at the NAV per share determined as of the close of the NYSE. Short-term debt investments (maturing within 60 days) may be valued on an amortized cost basis, unless such value does not approximate fair value. Debt securities (other than short-term investments) are valued at prices furnished by pricing services and generally reflect last reported sales price if the security is actively traded or an evaluated bid price obtained by employing methodologies that utilize actual market transactions; broker supplied valuations; or factors such as yield, maturity, call features, credit ratings, or developments relating to specific securities in arriving at the valuation. Prices provided by pricing services are subject to review and determination of the appropriate price whenever a furnished price is significantly different from the previous day’s furnished price.

Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Company’s Fair Value Committee (“Fair Value Committee”) pursuant to procedures established by the Company’s Board of Directors (“Board”). Situations that may require an investment to be fair valued include instances where a security is thinly traded, halted, or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings, or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Fair Value Committee's own assumptions in determining fair value. Factors used in determining fair value include, but are not limited to: type of security or asset, trading activity of similar markets or securities, fundamental analytical data relating to the investment, evaluation of the forces that influence the market in which the security is purchased and sold, and information as to any transactions or offers with respect to the security.

Under the Company’s pricing and valuation procedures, the Board has delegated the daily operational oversight of the securities valuation function to the Fair Value Committee, which consists of representatives from the Funds’ Adviser, Sub-Adviser, and the Treasurer, who serves on the committee as a non-voting member. The Fair Value Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Fair Value Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Fair Valuation Committee’s determinations are subject to review by the Funds’ Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Funds use a framework for measuring fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (exit price). One component of fair value is a three-tier fair value hierarchy. The basis of the tiers is dependent upon various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 – includes valuations based on quoted prices of identical securities in active markets including valuations for securities listed on a securities exchange or investments in mutual funds.

Level 2 – includes valuations for which all significant inputs are observable, either directly or indirectly. Direct observable inputs include broker quotes in active markets, closing prices of similar securities in active markets, closing prices for identical or similar

QUARTERLY REPORT 2019

Tributary Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2019 (Unaudited)

securities in non-active markets, or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities priced by pricing services, broker quotes in active markets, or ADRs and GDRs for which quoted prices in active markets are not available.

Level 3 – includes valuations based on inputs that are unobservable and significant to the fair value measurement, including the Fair Value Committee's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, issuer news, trading characteristics, or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index, or comparable securities’ models. Level 3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are not available.

To assess the continuing appropriateness of security valuations, the co-administrator regularly compares current day prices with prior day prices, transaction prices, and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the co-administrator challenges the prices exceeding tolerance levels with the pricing service or broker. To substantiate Level 3 unobservable inputs, the adviser and co-administrator use a variety of techniques as appropriate, including, transaction backtesting or disposition analysis and review of related market activity.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used to value each Fund’s investments as of December 31, 2019, by category:

	LEVEL 1 – Quoted Prices	LEVEL 2 - Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
Short-Intermediate Bond Fund
Asset Backed Securities	$–	$29,793,457	$–	$29,793,457
Non-Agency Commercial Mortgage Backed Securities	–	16,498,382	–	16,498,382
Non-Agency Residential Mortgage Backed Securities	–	15,635,892	–	15,635,892
Corporate Bonds	–	63,745,236	–	63,745,236
Government & Agency Obligations	–	70,600,157	–	70,600,157
Preferred Stocks	484,000	–	–	484,000
Short-Term Investments	2,236,265	–	–	2,236,265
Total	$2,720,265	$196,273,124	$–	$198,993,389

	LEVEL 1 – Quoted Prices	LEVEL 2 - Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
Income Fund
Asset Backed Securities	$–	$12,198,989	$–	$12,198,989
Non-Agency Commercial Mortgage Backed Securities	–	17,499,777	–	17,499,777
Non-Agency Residential Mortgage Backed Securities	–	17,849,302	–	17,849,302
Corporate Bonds	–	61,752,670	–	61,752,670
Government & Agency Obligations	–	97,344,871	–	97,344,871
Short-Term Investments	3,089,789	–	–	3,089,789
Total	$3,089,789	$206,645,609	$–	$209,735,398

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Tributary Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2019 (Unaudited)

	LEVEL 1 – Quoted Prices	LEVEL 2 - Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
Nebraska Tax-Free Fund
Government & Agency Obligations	$–	$73,763,938	$–	$73,763,938
Short-Term Investments	1,026,160	–	–	1,026,160
Total	$1,026,160	$73,763,938	$–	$74,790,098

	LEVEL 1 – Quoted Prices	LEVEL 2 - Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
Balanced Fund
Common Stocks	$48,026,655	$–	$–	$48,026,655
Asset Backed Securities	–	1,626,234	–	1,626,234
Non-Agency Commercial Mortgage Backed Securities	–	1,703,926	–	1,703,926
Non-Agency Residential Mortgage Backed Securities	–	931,581	–	931,581
Corporate Bonds	–	7,723,927	–	7,723,927
Government & Agency Obligations	–	13,920,799	–	13,920,799
Short-Term Investments	1,985,298	–	–	1,985,298
Total	$50,011,953	$25,906,467	$–	$75,918,420

	LEVEL 1 – Quoted Prices	LEVEL 2 - Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
Growth Opportunities Fund
Common Stocks	$145,601,982	$–	$–	$145,601,982
Short-Term Investments	2,280,405	–	–	2,280,405
Total	$147,882,387	$–	$–	$147,882,387

	LEVEL 1 – Quoted Prices	LEVEL 2 - Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
Small/Mid Cap Fund
Common Stocks	$1,286,131	$–	$–	$1,286,131
Short-Term Investments	24,772	–	–	24,772
Total	$1,310,903	$–	$–	$1,310,903

	LEVEL 1 – Quoted Prices	LEVEL 2 - Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
Small Company Fund
Common Stocks	$824,094,422	$–	$–	$824,094,422
Short-Term Investments	23,476,050	–	–	23,476,050
Total	$847,570,472	$–	$–	$847,570,472

*	See Schedules of Portfolio Investments for further industry classification.

QUARTERLY REPORT 2019

Tributary Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2019 (Unaudited)

Security Transactions, Investment Income and Foreign Taxes

Securities transactions are accounted for no later than one business day following trade date. For financial reporting purposes, however, on the last business day of the reporting period, security transactions are accounted for on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount, using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends and interest from non-U.S. sources received by a Fund are generally subject to non-U.S. net withholding taxes. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Fund intends to undertake any procedural steps required to claim the benefits of such treaties. Gains or losses realized on the sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been paid or provided for in accordance with each applicable country’s tax rules and rates.